THE ORCHARD SERIES FUND

                Financial Statements and Financial Highlights for the Six Months Ended April 30, 2001 and the Year Ended October 31, 2000

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001
UNAUDITED

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                                                       ORCHARD               ORCHARD               ORCHARD
                                                                        DJIA sm INDEX       INDEX 600            MONEY MARKET
                                                                        FUND                  FUND                  FUND
                                                                    --------------        --------------        --------------
                                                                    --------------        --------------        --------------
ASSETS:
     Investments in securities, market value  (1)                 $     5,984,834       $   159,793,540       $     5,616,588
     Cash                                                                 470,041                36,133                10,972
     Dividends and interest receivable                                      5,435                61,034                     0
     Subscriptions receivable                                              18,226                27,670                   925
     Receivable for investments sold                                            0             1,304,160               370,000
     Variation margin on futures contracts                                      0                17,850                     0
                                                                    --------------        --------------        --------------
                                                                    --------------        --------------        --------------

     Total assets                                                       6,478,536           161,240,387             5,998,485
                                                                    --------------        --------------        --------------
                                                                    --------------        --------------        --------------

LIABILITIES:
     Dividends payable                                                          0                     0                 2,074
     Due to investment adviser                                              2,990                76,330                 2,190
     Redemptions payable                                                        0                24,615                     0
     Payable for investments purchased                                          0             1,333,865               298,114
     Variation margin on futures contracts                                    930                     0                     0
                                                                    --------------        --------------        --------------
                                                                    --------------        --------------        --------------

     Total liabilities                                                      3,920             1,434,810               302,378
                                                                    --------------        --------------        --------------
                                                                    --------------        --------------        --------------

NET ASSETS                                                        $     6,474,616       $   159,805,577       $     5,696,107
                                                                    ==============        ==============        ==============
                                                                    ==============        ==============        ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                  $     6,410,308       $   151,510,787       $     5,696,107
     Net unrealized appreciation on investments                            94,419             4,197,669
       and futures contracts
     Undistributed net investment income                                   18,892                87,575
     Accumulated net realized gain (loss) on                              (49,003)            4,009,546
       investments and futures contracts
                                                                    --------------        --------------        --------------
                                                                    --------------        --------------        --------------

NET ASSETS                                                        $     6,474,616       $   159,805,577       $     5,696,107
                                                                    ==============        ==============        ==============
                                                                    ==============        ==============        ==============

NET ASSET VALUE PER OUTSTANDING SHARE                             $        9.5645       $       11.5292       $        1.0000
                                                                    ==============        ==============        ==============
                                                                    ==============        ==============        ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING                                       676,939            13,860,953             5,696,107

(1)  Cost of investments in securities:                           $     5,906,365       $   155,673,096       $     5,616,588

See notes to financial statements.                                                                                 (Continued)




THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001
UNAUDITED

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                                                           ORCHARD               ORCHARD S&P         ORCHARD
                                                                         NASDAQ-100           500 INDEX(R)            VALUE
                                                                            INDEX(R)FUND          FUND                FUND
                                                                        -----------------------------------       --------------
                                                                        --------------       --------------       --------------
ASSETS:
     Investments in securities, market value  (1)                     $     9,895,238      $   608,916,827      $     2,761,724
     Cash                                                                     654,588              154,277               42,039
     Dividends and interest receivable                                            748              473,868                3,254
     Subscriptions receivable                                                  39,887                3,670               20,330
     Receivable for investments sold                                                0            5,475,405                    0
     Variation margin on futures contracts                                     39,080               71,790                    0
                                                                        --------------       --------------       --------------
                                                                        --------------       --------------       --------------

     Total assets                                                          10,629,541          615,095,837            2,827,347
                                                                        --------------       --------------       --------------
                                                                        --------------       --------------       --------------

LIABILITIES:
     Due to investment adviser                                                  4,544              294,373                2,689
     Redemptions payable                                                            0              316,817               64,803
     Payable for investments purchased                                              0            5,037,283                    0
                                                                        --------------       --------------       --------------
                                                                        --------------       --------------       --------------

     Total liabilities                                                          4,544            5,648,473               67,492
                                                                        --------------       --------------       --------------
                                                                        --------------       --------------       --------------

NET ASSETS                                                            $    10,624,997      $   609,447,364      $     2,759,855
                                                                        ==============       ==============       ==============
                                                                        ==============       ==============       ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                      $    13,948,699      $   516,411,753      $     2,820,933
     Net unrealized appreciation (depreciation)                            (2,992,340)          90,248,357              163,224
       on investments and futures contracts
     Undistributed net investment income (loss)                               (11,768)           1,233,391                6,177
     Accumulated net realized gain (loss)                                    (319,594)           1,553,863             (230,479)
       on investments and futures contracts
                                                                        --------------       --------------       --------------
                                                                        --------------       --------------       --------------

NET ASSETS                                                            $    10,624,997      $   609,447,364      $     2,759,855
                                                                        ==============       ==============       ==============
                                                                        ==============       ==============       ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                 $        4.7902      $       14.0231      $        9.8321
                                                                        ==============       ==============       ==============
                                                                        ==============       ==============       ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING                                         2,218,075           43,460,120              280,697

(1)  Cost of investments in securities:                               $    13,014,508      $   518,922,950      $     2,598,500

See notes to financial statements.                                                                                   (Concluded)




THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                               ORCHARD              ORCHARD              ORCHARD
                                                                               DJIA sm INDEX       INDEX 600           MONEY MARKET
                                                                                FUND                 FUND                 FUND
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

INVESTMENT INCOME:
    Interest                                                              $         3,390      $        24,803      $       149,404
    Dividends                                                                      36,702              632,230                    0
    Foreign withholding tax                                                             0                 (313)                   0
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

    Total income                                                                   40,092              656,720              149,404
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

EXPENSES:
    Audit fees                                                                                                                3,674
    Investment administration                                                                                                67,204
    Bank and custodial fees                                                                                                   3,058
    Other expenses                                                                                                           37,748
    Management fees                                                                14,394              486,928                5,278
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

    Total expenses                                                                 14,394              486,928              116,962
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

    Less amount reimbursed by investment adviser                                                                            105,339
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

    Net expenses                                                                   14,394              486,928               11,623
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

NET INVESTMENT INCOME                                                              25,698              169,792              137,781
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------
                                                                                                                                  0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                       (19,697)           5,944,040
    Net realized loss on futures contracts                                              0              (15,091)
    Change in net unrealized appreciation on investments                           83,502           (5,583,149)
    Change in net unrealized appreciation on futures contracts                     15,950               77,225
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

    Net realized and unrealized gain on investments and futures contracts          79,755              423,025                    0
                                                                            --------------       --------------       --------------
                                                                            --------------       --------------       --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $       105,453      $       592,817      $       137,781
                                                                            ==============       ==============       ==============
                                                                            ==============       ==============       ==============

See notes to financial statements.                                                                                       (Continued)






THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                ORCHARD               ORCHARD S&P         ORCHARD
                                                                              NASDAQ-100           500 INDEX(R)            VALUE
                                                                                 INDEX(R)FUND          FUND                 FUND
                                                                             -----------------------------------       -------------
                                                                             --------------       --------------       -------------

INVESTMENT INCOME:
    Interest                                                               $         6,939      $       241,939      $         1,957
    Dividends                                                                        1,793            3,791,985               29,254
    Foreign withholding tax                                                              0               (4,851)                   0
                                                                             --------------       --------------       -------------
                                                                             --------------       --------------       -------------

    Total income                                                                     8,732            4,029,073               31,211
                                                                             --------------       --------------       -------------
                                                                             --------------       --------------       -------------

EXPENSES:
    Management fees                                                                 19,489            1,879,105               15,194
                                                                             --------------       --------------       -------------
                                                                             --------------       --------------       -------------

NET INVESTMENT INCOME (LOSS)                                                       (10,757)           2,149,968               16,017
                                                                             --------------       --------------       -------------
                                                                             --------------       --------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                       (307,161)           6,070,559              280,543
    Net realized loss on futures contracts                                            (490)          (1,517,828)
    Change in net unrealized appreciation (depreciation) on investments         (2,891,016)         (93,546,859)           (348,284)
    Change in net unrealized appreciation on futures contracts                     126,930              150,855
                                                                             --------------       --------------       -------------
                                                                             --------------       --------------       -------------

    Net realized and unrealized loss on investments and futures contracts       (3,071,737)         (88,843,273)            (67,741)
                                                                             --------------       --------------       -------------
                                                                             --------------       --------------       -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    (3,082,494)     $   (86,693,305)     $      (51,724)
                                                                             ==============       ==============       =============
                                                                             ==============       ==============       =============

See notes to financial statements.                                                                                       (Concluded)



THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 2001 AND PERIOD ENDED OCTOBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                    ORCHARD                           ORCHARD                     ORCHARD
                                                   DJIA SM INDEX FUND              INDEX 600 FUND            MONEY MARKET FUND
                                                --------------------------    -------------------------    -----------------------
                                                --------------------------    -------------------------    -----------------------
                                                   2001           2000           2001          2000          2001         2000
                                                ------------   -----------    -----------   -----------    ----------   ----------
                                                --------------------------    -------------------------    -----------------------
                                                  UNAUDITED       (A)           UNAUDITED                   UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                    $      25,698  $      1,543   $    169,792  $    331,059   $   137,781  $   242,131
     Net realized gain (loss) on investments        (19,697)      (11,009)     5,944,040    23,169,082                          0
     Net realized loss on futures contracts               0             0        (15,091)     (202,178)            0            0
     Change in net unrealized appreciation           83,502        (5,033)    (5,583,149)    9,737,156                          0
       on investments
     Change in net unrealized appreciation           15,950             0         77,225      (124,623)
       on futures contracts
                                                ------------   -----------    -----------   -----------    ----------   ----------
                                                ------------   -----------    -----------   -----------    ----------   ----------

     Net increase (decrease) in net assets          105,453       (14,499)       592,817    32,910,496       137,781      242,131
       resulting from operations
                                                ------------   -----------    -----------   -----------    ----------   ----------
                                                ------------   -----------    -----------   -----------    ----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                      (8,349)            0       (135,417)     (376,685)     (137,781)    (242,131)
     From net realized gains                        (18,297)            0     (24,145,413)  (7,519,020)
                                                ------------   -----------    -----------   -----------    ----------   ----------
                                                ------------   -----------    -----------   -----------    ----------   ----------

     Total distributions                            (26,646)            0     (24,280,830)  (7,895,705)     (137,781)    (242,131)
                                                ------------   -----------    -----------   -----------    ----------   ----------
                                                ------------   -----------    -----------   -----------    ----------   ----------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares            7,335,986     1,137,540     57,856,808    117,576,001    1,599,328    6,761,990
     Reinvestment of distributions                   26,646             0     24,280,830     7,895,705       136,382      241,455
     Redemptions of shares                       (2,071,958)      (17,906)    (59,049,861)  (126,852,617)   (199,388)   (6,590,519)
                                                ------------   -----------    -----------   -----------    ----------   ----------
                                                ------------   -----------    -----------   -----------    ----------   ----------

     Net increase (decrease) in net              5,290,674      1,119,634     23,087,777    (1,380,911)    1,536,322      412,926
       assets resulting from share
       transactions                             ------------   -----------    -----------   -----------    ----------   ----------
                                                ------------   -----------    -----------   -----------    ----------   ----------

     Total increase (decrease) in                 5,369,481     1,105,135       (600,236)   23,633,880     1,536,322      412,926
      net assets

NET ASSETS:
     Beginning of period                          1,105,135             0     160,405,813   136,771,933    4,159,785    3,746,859
                                                ------------   -----------    -----------   -----------    ----------   ----------
                                                ------------   -----------    -----------   -----------    ----------   ----------

     End of period  (1)                       $   6,474,616  $  1,105,135   $ 159,805,577 $ 160,405,813  $ 5,696,107  $ 4,159,785
                                                ============   ===========    ===========   ===========    ==========   ==========
                                                ============   ===========    ===========   ===========    ==========   ==========

OTHER INFORMATION:

SHARES:
     Sold                                           780,110       114,492      4,973,229     9,152,928     1,599,328    6,761,990
     Issued in reinvestment                           2,837             0      2,240,222       681,332       136,382      241,455
       of distributions
     Redeemed                                      (218,626)       (1,874)    (5,190,063)   (9,819,062)     (199,388)   (6,590,519)
                                                ------------   -----------    -----------   -----------    ----------   ----------
                                                ------------   -----------    -----------   -----------    ----------   ----------

     Net increase                                   564,321       112,618      2,023,388        15,198     1,536,322      412,926
                                                ============   ===========    ===========   ===========    ==========   ==========
                                                ============   ===========    ===========   ===========    ==========   ==========

(1) Including undistributed net               $      18,892  $      1,543   $     87,575  $     53,200   $         0  $         0
    investment income

(A) Fund commenced on August 28, 2000.

See notes to financial statements.                                                                                      (Continued)



THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 2001 AND PERIOD ENDED OCTOBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                 ORCHARD NASDAQ-100                 ORCHARD                      ORCHARD
                                                    INDEX(R)FUND             S&P 500 INDEX(R)FUND              VALUE FUND
                                              --------------------------   --------------------------   --------------------------
                                              --------------------------   --------------------------   --------------------------
                                                 2001          2000           2001          2000           2001          2000
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              --------------------------   --------------------------   --------------------------
                                                UNAUDITED       (A)          UNAUDITED                    UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)            $     (10,757)$      (1,011) $   2,149,968 $   4,647,992  $      16,017 $      35,530
    Net realized gain (loss) on                  (307,161)      (11,943)     6,070,559    53,053,196        280,543      (311,785)
      investments
    Net realized gain (loss) on                      (490)                  (1,517,828)    2,591,597              0
      futures contracts
    Change in net unrealized                   (2,891,016)     (228,254)   (93,546,859)  (17,996,478)      (348,284)      499,025
      appreciation (depreciation) on
      investments
    Change in net unrealized                      126,930                      150,855    (1,156,398)             0
      appreciation on futures contracts
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------


    Net increase (decrease) in                 (3,082,494)     (241,208)   (86,693,305)   41,139,909        (51,724)      222,770
      net assets resulting from
      operations
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                          0                   (2,171,128)   (5,070,442)       (19,241)      (35,586)
    From net realized gains                             0                  (56,164,737)  (22,081,374)             0
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

    Total distributions                                 0             0    (58,335,865)  (27,151,816)       (19,241)      (35,586)
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares          13,717,569     1,993,938    144,721,955   438,708,142      1,340,486     3,600,023
    Reinvestment of distributions                       0                   58,335,865    27,151,816         19,241        35,586
    Redemptions of shares                      (1,738,729)      (24,079)   (153,302,099) (538,177,600)   (2,065,706)   (2,867,143)
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

    Net increase (decrease) in                 11,978,840     1,969,859     49,755,721   (72,317,642)      (705,979)      768,466
      net assets resulting from share
      transactions                            ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

    Total increase (decrease) in                8,896,346     1,728,651    (95,273,449)  (58,329,549)      (776,944)      955,650
      net assets

NET ASSETS:
    Beginning of period                         1,728,651             0    704,720,813   763,050,362      3,536,799     2,581,149
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

    End of period  (1)                      $  10,624,997 $   1,728,651  $ 609,447,364 $ 704,720,813  $   2,759,855 $   3,536,799
                                              ============  ============   ============  ============   ============  ============
                                              ============  ============   ============  ============   ============  ============

OTHER INFORMATION:

SHARES:
    Sold                                        2,334,466       209,189      9,746,411    24,747,735        137,250       392,702
    Issued in reinvestment                              0                    3,955,492     1,543,278          1,884         4,009
      of distributions
    Redeemed                                     (323,072)       (2,508)   (10,331,498)  (30,397,111)      (208,937)     (320,550)
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

    Net increase (decrease)                     2,011,394       206,681      3,370,405    (4,106,098)       (69,803)       76,161
                                              ============  ============   ============  ============   ============  ============
                                              ============  ============   ============  ============   ============  ============

(1) Including undistributed net             $     (11,768)$      (1,011) $   1,233,391 $   1,254,551  $       6,177 $       9,401
    investment income (loss)

(A) Fund commenced on August 28, 2000.

See notes to financial statements.                                                                                     (Concluded)


THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of six funds. Interests in the Orchard DJIASM Index, Orchard Index 600, Orchard Money Market, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) and Orchard Value Funds (the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track as closely as possible the total return of the common stocks that comprise its benchmark index for each of the Index Funds; to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Orchard Money Market Fund; and to seek long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued for the Orchard Value Fund. Each Fund is diversified as defined in the 1940 Act, with the exception of the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds, which are non-diversified. The Trust is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

      Initial capitalization of $100,000 for the Orchard Index 600, Orchard Money Market and Orchard S&P 500 Index(R) Funds was received on January 27, 1997 from GWL&A. Additional capitalization of $2,900,000 was received from GWL&A on February 3, 1997 for the Orchard Money Market Fund. Initial capitalization of $2,000,000 for the Orchard Value Fund was received on February 26, 1998. Initial capitalization of $1,000,000 for the Orchard DJIASM Index Fund and $1,500,000 for the Orchard Nasdaq-100 Index(R) Fund was received August 25, 2000 from GWL&A. At April 30, 2001, GWL&A's investment in the Funds totaled $7,788,533.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Trust.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. ___ Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Orchard Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) and Orchard Value Funds are declared and paid semi-annually. ___ Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. The Orchard Money Market Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date.

      Federal Income Taxes

      For federal income tax purposes, each Fund of the Trust currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. ___ Accordingly, ___ no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has entered into an investment ___ advisory ___ agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment adviser receives monthly compensation at the annual rate of 0.20% of the average daily net assets of the Orchard Money Market Fund, 0.60% of the average daily net assets of the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds and 1.00% of the average daily net assets of the Orchard Value Fund. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.46% for the Orchard Money Market Fund. Expenses incurred by the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds, the management fee encompasses fund operation expenses.

      One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly owned subsidiary of GWL&A, distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

3.    CAPITAL STOCK

      The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended April 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                           Purchases          Sales
                                         --------------    ------------

     Orchard DJIASM Index Fund              8,732,090         3,964,465
     Orchard Index 600 Fund                70,992,213        73,563,843
     Orchard Nasdaq-100 Index(R)Fund       14,927,789         3,711,104
     Orchard S&P 500 Index(R)Fund          57,414,050        58,180,070
     Orchard Value Fund                     1,380,430         2,068,721

      For the six months ended April 30, 2001, there were no purchases or sales of U.S. Government securities.

5.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2001, were as follows:


                                   Cost For                                            Net
                                    Income                                          Unrealized
                                     Tax            Gross            Gross         Appreciation
                                   Purposes      Appreciation    Depreciation      (Depreciation)
                                 -------------   -------------   --------------    -------------

     Orchard DJIASM Index
       Fund                   $     6,043,203  $      291,062  $                $       (58,369)
                                                                      (349,431)
     Orchard Index 600 Fund       158,285,161      27,143,664
                                                                   (25,635,285)        1,508,379
     Orchard Nasdaq-100
       Index(R)Fund                 13,089,312        333,953
                                                                    (3,528,026)      (3,194,074)
     Orchard S&P 500 Index(R)
       Fund                       523,020,749     154,080,649
                                                                   (68,184,571)      85,896,078
     Orchard Value Fund             2,633,336        226,012          (97,624)         128,388




6.
FUTURES CONTRACTS

      As of April 30, 2001, open futures contracts held by the Funds were as follows:

                                                  Number of
                                     Long           Long          Expiration        Unrealized
                                  Contracts       Contracts          Date          Appreciation
                                 -------------   ------------    ------------    -------------
     Orchard DJIASM Index
       Fund                       DJIA Index           5           June 2001  $         15,950

     Orchard Index 600 Fund      Russell 2000          6           June 2001            77,225

     Orchard Nasdaq-100           NASDAQ-100
       Index(R)Fund                  E-Mini            17           June 2001          126,930

     Orchard S&P 500 Index(R)
       Fund                        S&P 500            19           June 2001          254,480









The Orchard Series Fund

Orchard DJIA (SM) Index Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 8.4%
      3,598 Boeing Co                                                    222,356
      3,598 United Technologies Corp                                     280,932
                                                                        $503,288

AUTOMOBILES --- 3.3%
      3,598 General Motors Corp                                          197,206
                                                                        $197,206

BANKS --- 2.9%
      3,597 JP Morgan Chase & Co                                         172,584
                                                                        $172,584

CHEMICALS --- 2.7%
      3,598 EI du Pont de Nemours & Co                                   162,594
                                                                        $162,594

COMPUTER HARDWARE & SYSTEMS --- 8.6%
      3,588 Hewlett-Packard Co                                           102,007
      3,598 International Business Machines Corp                         414,274
                                                                        $516,281

COMPUTER SOFTWARE & SERVICES --- 4.1%
      3,598 Microsoft Corp*                                              243,765
                                                                        $243,765

ELECTRONIC INSTRUMENTS & EQUIP --- 2.9%
      3,598 General Electric Co                                          174,611
                                                                        $174,611

ELECTRONICS - SEMICONDUCTOR --- 1.9%
      3,588 Intel Corp                                                   110,905
                                                                        $110,905

FINANCIAL SERVICES --- 5.5%
      3,598 American Express Co                                          152,699
      3,598 Citigroup Inc                                                176,842
                                                                        $329,541

FOOD & BEVERAGES --- 2.8%
      3,598 Coca-Cola Co                                                 166,192
                                                                        $166,192

GOLD, METALS & MINING --- 2.5%
      3,598 Alcoa Inc                                                    148,957
                                                                        $148,957

HEALTH CARE RELATED --- 5.8%
      3,598 Johnson & Johnson                                            347,135
                                                                        $347,135

HOUSEHOLD GOODS --- 3.6%
      3,598 Procter & Gamble Co                                          216,060
                                                                        $216,060

LEISURE & ENTERTAINMENT --- 1.8%
      3,588 Walt Disney Co                                               108,537
                                                                        $108,537

MACHINERY --- 3.0%
      3,598 Caterpillar Inc                                              180,620
                                                                        $180,620

MANUFACTURING --- 2.9%
      3,598 Honeywell International Inc                                  175,870
                                                                        $175,870

MISCELLANEOUS --- 7.2%
      3,598 Minnesota Mining & Mftg Co                                   428,195
                                                                        $428,195

OIL & GAS --- 5.3%
      3,598 Exxon Mobil Corp                                             318,783
                                                                        $318,783

PAPER & FOREST PRODUCTS --- 2.4%
      3,598 International Paper Co                                       140,970
                                                                        $140,970

PHARMACEUTICALS --- 4.6%
      3,598 Merck & Co Inc                                               273,340
                                                                        $273,340

PHOTOGRAPHY/IMAGING --- 2.6%
      3,598 Eastman Kodak Co                                             156,513
                                                                        $156,513

RESTAURANTS --- 1.6%
      3,588 McDonald's Corp                                               98,670
                                                                         $98,670

RETAIL --- 5.9%
      3,598 Home Depot Inc                                               169,466
      3,598 Wal-Mart Stores Inc                                          186,161
                                                                        $355,627

TELEPHONE & TELECOMMUNICATIONS --- 3.8%
      3,598 AT&T Corp                                                     80,163
      3,598 SBC Communications Inc                                       148,418
                                                                        $228,581

TOBACCO --- 3.0%
      3,598 Philip Morris Cos Inc                                        180,296
                                                                        $180,296

TOTAL COMMON STOCK --- 99.2%                                          $5,935,121
(Cost $5,856,653)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 0.8%
     50,000 United States of America (1)                                  49,713
                                                                         $49,713

TOTAL SHORT-TERM INVESTMENTS --- 0.8%                                    $49,713
(Cost $49,713)

TOTAL ORCHARD DJIA (SM) INDEX FUND --- 100.0%                         $5,984,834
(Cost $5,906,366)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 0.8%
     11,900 AAR Corp                                                     133,637
      6,260 Alliant Techsystems Inc*                                     589,692
     11,360 BE Aerospace Inc*                                            244,240
     16,810 Orbital Sciences Corp*                                        72,283
     14,000 Teledyne Technologies Inc*                                   184,100
                                                                      $1,223,952

AGRICULTURE --- 0.6%
     15,650 Corn Products International Inc                              383,425
     19,900 DIMON Inc                                                    178,503
     17,056 Delta & Pine Land Co                                         407,638
                                                                        $969,566

AIR FREIGHT --- 0.1%
     16,300 Fritz Cos Inc*                                               184,190
                                                                        $184,190

AIRLINES --- 1.0%
     18,850 Atlantic Coast Airlines Holdings Inc*                        456,170
     12,370 Frontier Airlines Inc*                                       185,921
     14,300 Mesa Air Group Inc*                                          157,300
      6,100 Midwest Express Holdings Inc*                                 94,489
     24,940 SkyWest Inc                                                  660,910
                                                                      $1,554,790

AUTO PARTS & EQUIPMENT --- 0.4%
      8,800 Applied Industrial Technologies Inc                          166,408
     11,230 Intermet Corp                                                 56,712
      6,680 Midas Inc                                                     99,532
      5,500 Standard Motor Products Inc                                   56,870
      9,520 TBC Corp*                                                     65,212
     15,940 Tenneco Automotive Inc                                        47,820
     19,900 Tower Automotive Inc*                                        210,940
                                                                        $703,494

BANKS --- 5.4%
     17,550 Centura Banks Inc                                            834,503
     11,710 Chittenden Corp                                              351,300
     13,998 Commerce Bancorp Inc                                         965,862
     24,090 Commercial Federal Corp                                      527,571
     18,650 Community First Bankshares Inc                               391,837
     22,940 Cullen/Frost Bankers Inc                                     734,080
     10,100 East West Bancorp Inc                                        209,676
     11,750 First BanCorp                                                301,975
     18,200 First Midwest Bancorp Inc                                    514,878
      5,110 GBC Bancorp                                                  126,984
     23,601 Hudson United Bancorp                                        560,760
     12,346 Provident Bankshares Corp                                    276,301
     12,540 Riggs National Corp                                          198,759
     19,220 South Finanical Group Inc                                    319,052
     12,750 Southwest Bancorp of Texas Inc*                              427,125
     11,600 Sterling Bancshares Inc                                      209,148
     17,350 Susquehanna Bancshares Inc                                   313,862
     27,248 TrustCo Bank Corp NY                                         333,788
      8,350 UCBH Holdings Inc                                            230,627
     18,570 United Bankshares Inc                                        427,110
     10,100 Whitney Holding Corp                                         402,990
                                                                      $8,658,188

BIOTECHNOLOGY --- 2.3%
     28,710 Advanced Tissue Sciences Inc*                                114,553
     22,180 Alliance Pharmaceutical Corp*                                106,464
      7,380 ArQule Inc*                                                  114,316
     24,300 Bio-Technology General Corp*                                 193,428
     18,420 Cephalon Inc*                                              1,173,318
     11,966 Enzo Biochem Inc*                                            265,645
     14,750 IDEXX Laboratories Inc*                                      399,873
     15,400 Organogenesis Inc*                                           140,910
     16,350 Regeneron Pharmaceuticals Inc*                               507,014
     18,350 Techne Corp*                                                 589,035
                                                                      $3,604,556

BUILDING MATERIALS --- 0.6%
     12,460 Apogee Enterprises Inc                                       105,785
      8,490 Elcor Corp                                                   133,718
     24,658 Lennox International Inc                                     263,347
      5,370 Simpson Manufacturing Co Inc*                                260,714
      8,900 Universal Forest Products Inc                                145,960
                                                                        $909,524

CHEMICALS --- 1.6%
      9,850 Arch Chemicals Inc                                           192,075
     11,200 Cambrex Corp                                                 521,024
      6,610 ChemFirst Inc                                                169,877
     13,970 Georgia Gulf Corp                                            256,629
     13,820 MacDermid Inc                                                238,810
      6,370 Material Sciences Corp*                                       43,316
     11,600 Mississippi Chemical Corp                                     40,368
     10,600 OM Group Inc                                                 579,820
     17,500 Omnova Solutions Inc                                         113,400
      3,290 Penford Corp                                                  38,822
     41,850 PolyOne Corp                                                 353,633
      3,900 Quaker Chemical Corp                                          69,225
                                                                      $2,616,999

COMMUNICATIONS - EQUIPMENT --- 1.5%
     12,400 Allen Telecom Inc*                                           162,812
     16,680 Anixter International Inc*                                   439,518
     22,900 Aspect Communications Corp*                                  120,454
     10,100 Audiovox Corp Class*                                          84,335
      4,700 Bel Fuse Inc Class B                                         118,675
     24,950 Brightpoint Inc*                                              98,553
      5,430 Brooktrout Inc*                                               38,227
     19,355 Cable Design Technologies Corp*                              287,615
     32,850 DMC Stratex Networks Inc*                                    251,960
      5,610 Davox Corp*                                                   58,176
     25,600 Harmonic Inc*                                                113,920
     11,730 Inter-Tel Inc                                                116,010
     14,910 International FiberCom Inc*                                   57,553
     11,900 Proxim Inc*                                                  165,529
     10,400 SymmetriCom Inc*                                             151,112
      9,730 ViaSat Inc*                                                  170,567
                                                                      $2,435,016

COMPUTER HARDWARE & SYSTEMS --- 0.2%
     20,120 Auspex Systems Inc*                                           81,084
      6,720 Digi International Inc*                                       40,522
      9,660 Network Equipment Technologies Inc*                           40,475
      7,100 Standard Microsystems Corp*                                   99,400
                                                                        $261,481

COMPUTER SOFTWARE & SERVICES --- 5.6%
     18,450 American Management Systems Inc*                             388,373
     10,050 Analysts International Corp                                   52,763
     13,200 Aspen Technology Inc*                                        277,992
     17,080 Avant! Corp*                                                 332,889
     11,200 Avid Technology Inc*                                         194,320
     10,100 Aware Inc*                                                    81,002
      9,400 BARRA Inc*                                                   432,776
      6,990 Bell Microproducts Inc*                                       62,910
      5,000 CACI International Inc Class A*                              167,300
     26,480 CIBER Inc*                                                   162,852
     13,530 Captaris Inc*                                                 28,548
      9,440 Carreker Corp*                                               230,902
      9,200 Computer Task Group Inc                                       46,460
      7,370 Concord Communications Inc*                                   51,443
     17,750 Dendrite International Inc*                                  213,533
      6,400 Fair Isaac & Co Inc                                          444,288
     15,300 FileNET Corp*                                                214,200
      9,850 Gerber Scientific Inc                                         68,458
     14,300 HNC Software Inc                                             389,389
     11,000 Hutchinson Technology Inc*                                   170,390
     14,685 Hyperion Solutions Corp*                                     246,855
      6,800 Innovex Inc*                                                  27,744
     14,730 InterVoice-Brite Inc*                                        153,045
      5,540 Kronos Inc*                                                  188,526
      7,700 MICROS Systems Inc*                                          164,934
      9,870 MRO Software Inc*                                            149,629
      6,400 MapInfo Corp*                                                201,472
     11,040 NYFIX Inc*                                                   271,474
      8,250 PC-Tel Inc*                                                   78,540
     11,200 Phoenix Technologies Ltd*                                    121,520
     15,690 Progress Software Corp*                                      222,014
      6,480 QRS Corp*                                                     57,348
     26,170 RSA Security  Inc*                                           837,440
      7,700 RadiSys Corp*                                                162,470
     12,230 Radiant Systems Inc*                                         205,464
     11,360 Rainbow Technologies Inc*                                     61,458
     52,580 Read-Rite Corp*                                              291,293
     13,600 Remedy Corp*                                                 238,408
      6,680 SCM Microsystems Inc*                                         71,476
      6,000 SPSS Inc*                                                     77,940
     14,400 Systems & Computer Tech Corp*                                126,288
      8,970 THQ Inc*                                                     341,667
     14,940 Verity Inc*                                                  336,449
     13,910 Visual Networks Inc*                                          50,076
      7,350 ZixIt Corp*                                                   91,728
     22,350 eLoyalty Corp*                                                70,626
     10,580 ePresence Inc*                                                42,214
                                                                      $8,898,886

COSMETICS & PERSONAL CARE --- 0.3%
     29,300 NBTY Inc*                                                    363,320
      7,350 Nature's Sunshine Products Inc                                65,783
                                                                        $429,103

DISTRIBUTORS --- 1.9%
     17,610 Fleming Cos Inc                                              519,495
      5,100 Nash-Finch Co                                                101,490
     14,690 Owens & Minor Inc                                            285,867
     29,920 Patterson Dental Co*                                         914,355
      7,720 Performance Food Group Co*                                   416,648
     20,188 Priority Healthcare Corp*                                    702,139
      8,100 United Natural Foods Inc*                                    113,076
                                                                      $3,053,070

ELECTRIC COMPANIES --- 1.5%
     20,900 Avista Corp                                                  415,910
      3,250 Bangor-Hydro Electric Co                                      85,118
      7,400 CH Energy Group Inc                                          325,970
      5,130 Central Vermont Public Service Corp                           82,439
      2,400 Green Mountain Power Corp                                     37,200
     10,300 NorthWestern Corp                                            257,500
     15,370 RGS Energy Group Inc                                         571,764
      6,350 UIL Holdings Corp                                            310,833
     14,340 UniSource Energy Corp                                        332,831
                                                                      $2,419,565

ELECTRONIC INSTRUMENTS & EQUIP --- 5.8%
     10,390 AO Smith Corp                                                198,657
     17,420 APW Ltd*                                                     146,328
     25,900 Aeroflex Inc*                                                386,169
     19,300 Alpha Industries Inc*                                        474,201
      5,750 Analogic Corp                                                275,943
     16,900 Artesyn Technologies Inc*                                    256,204
      6,100 AstroPower Inc*                                              255,468
     14,903 Baldor Electric Co                                           310,877
     10,870 Belden Inc                                                   256,641
      8,690 Benchmark Electronics Inc*                                   221,595
      8,500 Black Box Corp*                                              494,615
     11,700 C&D Technologies Inc                                         415,116
     14,270 C-COR.net Corp*                                              102,744
     13,500 Checkpoint Systems Inc*                                      126,225
     12,140 Coherent Inc*                                                479,530
      9,000 Cohu Inc                                                     162,900
     11,990 Electro Scientific Industries Inc*                           429,602
     14,150 Harman International Industries Inc                          449,263
      6,760 Itron Inc*                                                   100,048
      7,010 Keithley Instruments Inc                                     186,116
     12,700 Kent Electronics Corp*                                       274,320
     10,020 MagneTek Inc*                                                 95,691
      9,550 Mercury Computer Systems Inc*                                484,949
     15,870 Methode Electronics Inc Class A                               90,776
      7,050 Park Electrochemical Corp                                    165,675
      5,540 Photon Dynamics Inc*                                         171,740
     12,200 Pioneer-Standard Electronics Inc                             146,400
     15,670 Robotic Vision Systems Inc*                                   45,756
      6,690 Rogers Corp*                                                 190,665
     15,340 SLI Inc                                                      108,147
     28,424 Stratos Lightwave Inc*                                       227,110
     14,700 Technitrol Inc                                               442,176
      9,499 Three-Five Systems Inc*                                      151,509
     10,390 Trimble Navigation Ltd*                                      170,708
     18,800 Vicor Corp*                                                  470,000
     11,800 Watsco Inc                                                   152,692
      9,550 X-Rite Inc                                                    85,377
                                                                      $9,201,933

ELECTRONICS - SEMICONDUCTOR --- 5.2%
     13,350 ATMI Inc*                                                    351,506
      9,750 AXT Inc*                                                     306,443
     10,730 Actel Corp*                                                  247,327
     14,010 Advanced Energy Industries Inc*                              486,287
     18,900 Alliance Semiconductor Corp*                                 272,349
     43,080 Axcelis Technologies Inc*                                    646,631
      7,650 Brooks Automation Inc*                                       478,967
     21,900 C-Cube Microsystems Inc*                                     349,305
     13,460 Cymer Inc*                                                   442,161
      7,720 DuPont Photomasks Inc*                                       430,776
     19,550 ESS Technology Inc*                                          134,700
      9,960 Elantec Semiconductor Inc*                                   330,871
      9,200 Electroglas Inc*                                             144,072
     16,800 General Semiconductor Inc*                                   193,872
     10,000 Helix Technology Corp                                        310,000
     28,200 Kopin Corp*                                                  198,246
     21,620 Kulicke & Soffa Industries Inc*                              362,135
     11,000 Pericom Semiconductor Corp*                                  197,890
     13,190 Photronics Inc*                                              378,685
     12,200 Power Integrations Inc*                                      227,652
     41,070 SONICblue Inc*                                               200,832
     15,440 Silicon Valley Group Inc*                                    488,058
     13,390 SpeedFam-IPEC Inc*                                            82,349
      5,520 Supertex Inc*                                                 99,139
      9,450 Ultratech Stepper Inc*                                       271,499
     14,300 Varian Semiconductor Equipment Associates Inc*               651,365
                                                                      $8,283,117

ENGINEERING & CONSTRUCTION --- 1.2%
      2,800 Butler Manufacturing Co                                       63,840
      8,250 Florida Rock Industries Inc                                  321,750
     18,100 Foster Wheeler Corp                                          272,405
     33,560 Massey Energy Co                                             755,436
      9,210 Texas Industries Inc                                         282,747
      7,400 URS Corp*                                                    159,100
                                                                      $1,855,278

FINANCIAL SERVICES --- 0.1%
     11,390 Cash America International Inc                                91,120
     18,400 Mutual Risk Management Ltd                                   118,864
                                                                        $209,984

FOOD & BEVERAGES --- 2.1%
      4,380 Agribrands International Inc*                                238,579
      7,760 American Italian Pasta Co Class A*                           276,256
      3,900 Coca-Cola Bottling Co Consolidated                           154,869
      9,030 Constellation Brands Inc Class A*                            589,208
     18,840 Earthgrains Co                                               423,900
     14,700 Hain Celestial Group Inc*                                    367,794
      8,270 International Multifoods Corp                                154,566
      3,670 J&J Snack Foods Corp*                                         75,602
     13,240 Ralcorp Holdings Inc*                                        221,108
     24,140 Smithfield Foods Inc*                                        826,795
                                                                      $3,328,677

GOLD, METALS & MINING --- 0.8%
      6,280 AM Castle & Co                                                60,288
      4,520 Cleveland-Cliffs Inc                                          86,920
      5,750 Commercial Metals Co                                         148,235
      7,260 Commonwealth Industries Inc                                   35,574
      6,770 IMCO Recycling Inc                                            38,928
      6,040 Quanex Corp                                                  125,028
     20,140 Steel Dynamics Inc*                                          288,808
      4,600 Steel Technologies Inc                                        30,774
     17,100 Stillwater Mining Co*                                        522,747
                                                                      $1,337,302

HARDWARE & TOOLS --- 0.6%
     12,660 Scotts Co Class A*                                           529,188
      5,600 Toro Co                                                      258,440
      6,800 WD-40 Co                                                     122,536
                                                                        $910,164

HEALTH CARE RELATED --- 4.6%
     11,310 Accredo Health Inc*                                          385,219
     13,160 AdvancePCS*                                                  758,016
     26,320 Coventry Health Care Inc*                                    540,350
      8,300 Cryolife Inc*                                                219,950
      3,500 Curative Health Services Inc*                                 23,625
     29,380 Hooper Holmes Inc                                            301,145
      6,950 Impath Inc*                                                  217,396
      9,410 MAXIMUS Inc*                                                 333,208
     21,750 Mid Atlantic Medical Services Inc*                           442,178
     21,650 Orthodontic Centers of America Inc*                          589,963
     10,900 PAREXEL International Corp*                                  136,795
      7,060 Pediatrix Medical Group Inc*                                 188,784
     11,150 Pharmaceutical Product Development Inc*                      663,983
     13,710 Province Healthcare Co*                                      351,250
     20,560 Renal Care Group Inc*                                        587,605
     12,230 Sierra Health Services Inc*                                   64,208
     40,820 US Oncology Inc*                                             365,339
     13,270 Universal Health Services Inc Class B*                     1,191,115
                                                                      $7,360,129

HEAVY TRUCKS & PARTS --- 0.3%
      7,400 Oshkosh Truck Corp                                           288,452
      9,400 Titan International Inc                                       45,026
     10,200 Wabash National Corp                                         122,502
                                                                        $455,980

HOMEBUILDING --- 2.4%
     21,100 Champion Enterprises Inc*                                    169,855
     33,446 DR Horton Inc                                                810,062
      8,300 Del Webb Corp*                                               280,540
     14,600 Fleetwood Enterprises Inc                                    188,924
     10,370 MDC Holdings Inc                                             446,117
      3,700 NVR Inc*                                                     705,294
      5,900 Ryland Group Inc                                             280,309
      3,700 Skyline Corp                                                  95,830
     13,300 Standard Pacific Corp                                        271,320
     15,950 Toll Brothers Inc*                                           566,225
                                                                      $3,814,476

HOTELS/MOTELS --- 0.2%
     12,880 Marcus Corp                                                  194,102
     19,920 Prime Hospitality Corp*                                      204,977
                                                                        $399,079

HOUSEHOLD GOODS --- 1.1%
     10,320 Applica Inc*                                                  69,144
      5,220 Bassett Furniture Industries Inc                              73,863
     17,530 Ethan Allen Interiors Inc                                    622,315
     14,110 Fedders Corp                                                  73,090
     26,770 La-Z-Boy Inc                                                 481,860
      6,770 Libbey Inc                                                   227,404
      3,100 National Presto Industries Inc                                87,575
      6,400 Royal Appliance Manufacturing Co*                             32,128
      5,300 Salton Inc*                                                   91,584
                                                                      $1,758,963

INSURANCE RELATED --- 2.1%
      8,985 Delphi Financial Group Inc Class A                           285,453
      5,750 EW Blanch Holdings Inc                                        76,648
     34,152 Fidelity National Financial Inc                              799,498
     28,270 First American Financial Corp                                563,987
     31,300 Fremont General Corp                                         133,964
      5,900 Hilb Rogal & Hamilton Co                                     232,460
      5,990 LandAmerica Financial Group Inc                              179,700
      4,370 RLI Corp                                                     174,800
      4,150 SCPIE Holdings Inc                                            82,378
     11,150 Selective Insurance Group Inc                                274,848
     16,250 Trenwick Group Ltd                                           325,000
      7,650 Zenith National Insurance Corp                               201,731
                                                                      $3,330,467

INVESTMENT BANK/BROKERAGE FIRM --- 1.5%
     31,250 Eaton Vance Corp                                           1,009,375
     10,910 Jefferies Group Inc                                          350,757
     21,145 Raymond James Financial Inc                                  641,751
      7,010 Southwest Securities Group Inc                               155,272
     10,650 Tucker Anthony Sutro Corp                                    221,307
                                                                      $2,378,462

LEISURE & ENTERTAINMENT --- 2.0%
      6,500 Anchor Gaming*                                               354,250
     10,620 Arctic Cat Inc                                               139,547
     17,500 Aztar Corp*                                                  226,975
     11,510 Bally Total Fitness*                                         315,374
      6,980 Coachmen Industries Inc                                       69,940
      4,600 Huffy Corp*                                                   39,928
      8,050 JAKKS Pacific Inc*                                           115,357
      8,040 K2 Inc*                                                       65,526
      7,250 Meade Instruments Corp*                                       43,428
     16,679 Midway Games Inc*                                            165,122
      8,400 Monaco Coach Corp*                                           162,540
     11,820 Pinnacle Entertainment Inc*                                  118,082
     10,570 Polaris Industries Inc                                       409,059
      7,550 SCP Pool Corp*                                               237,825
     11,900 Sturm Ruger & Co Inc                                         116,501
      5,350 Thor Industries Inc                                          124,655
     14,010 WMS Industries Inc*                                          292,389
      9,080 Winnebago Industries Inc                                     165,710
                                                                      $3,162,208

MACHINERY --- 0.4%
      6,800 Gardner Denver Inc*                                          131,920
     10,960 Manitowoc Co Inc                                             301,400
     14,900 Milacron Inc                                                 271,925
                                                                        $705,245

MANUFACTURING --- 7.0%
      3,800 Amcast Industrial Corp                                        35,492
     15,810 AptarGroup Inc                                               499,280
     10,000 Armor Holdings Inc*                                          166,500
      8,500 Astec Industries Inc*                                        160,650
     12,280 BMC Industries Inc                                            72,943
      8,300 Barnes Group Inc                                             166,000
     10,120 Brady Corp Class A                                           331,936
      9,600 Briggs & Stratton Corp                                       388,800
      7,310 Brush Engineered Materials Inc                               146,200
     10,800 CLARCOR Inc                                                  266,760
     12,350 CTS Corp                                                     296,400
      7,250 CUNO Inc*                                                    185,020
     19,210 Cognex Corp*                                                 566,887
      9,850 Dionex Corp*                                                 295,205
      8,940 Esterline Technologies Corp*                                 174,330
      6,590 Flow International Corp*                                      64,450
     18,750 GenCorp Inc                                                  225,375
     13,500 Graco Inc                                                    369,900
     13,280 Griffon Corp*                                                123,504
     13,400 IDEX Corp                                                    420,760
     11,870 Insituform Technologies Inc Class A*                         409,396
      6,823 Intermagnetics General Corp*                                 167,846
      7,260 Ionics Inc*                                                  174,966
     18,540 JLG Industries Inc                                           228,042
      9,800 Kaman Corp Class A                                           163,170
      4,300 Lawson Products Inc                                          119,970
      5,135 Lindsay Manufacturing Co                                      96,025
      6,990 Lydall Inc*                                                   84,509
     14,780 Mueller Industries Inc*                                      478,133
      9,556 Myers Industries Inc                                         142,862
     18,710 Paxar Corp*                                                  220,404
      9,230 RTI International Metals Inc*                                130,235
      9,300 Regal-Beloit Corp                                            175,770
     11,140 Reliance Steel & Aluminum Co                                 326,402
      4,900 Robbins & Myers Inc                                          138,425
     13,620 Roper Industries Inc                                         569,316
      5,650 SPS Technologies Inc*                                        275,155
      7,550 Scott Technologies Inc*                                      177,425
     18,050 Shaw Group Inc*                                            1,028,850
      5,400 Standex International Corp                                   129,330
      6,690 Thomas Industries Inc                                        174,676
     16,900 Tredegar Corp                                                330,395
     18,100 Valence Technology Inc*                                      100,455
     10,300 Valmont Industries Inc                                       154,397
     11,700 Watts Industries Inc Class A                                 192,465
      5,290 Wolverine Tube Inc*                                           74,589
                                                                     $11,219,600

MEDICAL PRODUCTS --- 3.8%
      9,830 ArthroCare Corp*                                             184,607
      6,800 CONMED Corp*                                                 146,812
      6,410 Cooper Cos Inc                                               284,604
     12,100 Cygnus Inc*                                                   80,465
      6,600 Datascope Corp                                               250,008
      6,180 Diagnostic Products Corp                                     406,459
     11,270 Haemonetics Corp*                                            366,275
      7,000 Hologic Inc*                                                  38,290
      9,150 Inamed Corp*                                                 191,876
     13,470 Invacare Corp                                                475,491
     10,450 Mentor Corp                                                  240,350
      6,300 Osteotech Inc*                                                34,650
      5,880 PolyMedica Corp*                                             159,701
     13,870 ResMed Inc*                                                  621,376
     13,400 Respironics Inc*                                             425,316
     10,600 Sola International Inc*                                      105,894
      4,300 Spacelabs Medical Inc*                                        42,570
     15,590 Sybron Dental Specialties Inc*                               311,800
     10,670 Syncor International Corp*                                   376,224
     13,220 Theragenics Corp*                                            106,685
     14,600 Varian Medical Systems Inc*                                1,005,940
      5,500 Vital Signs Inc                                              218,955
                                                                      $6,074,348

OFFICE EQUIPMENT & SUPPLIES --- 0.5%
      5,740 New England Business Service Inc                             106,190
     12,100 Standard Register Co                                         194,810
     15,150 United Stationers Inc*                                       431,321
                                                                        $732,321

OIL & GAS --- 7.5%
      6,170 Atwood Oceanics Inc*                                         275,491
     14,800 Barrett Resources Corp*                                      952,380
     12,990 Cabot Oil & Gas Corp Class A                                 375,671
     14,260 Cal Dive International Inc*                                  399,423
     33,935 Cross Timbers Oil Co                                         921,335
      7,700 Dril-Quip Inc*                                               251,020
      8,020 HS Resources Inc*                                            397,952
     22,790 Input/Output Inc*                                            252,969
      6,100 Key Production Co Inc*                                       136,945
     10,520 Lone Star Technologies Inc*                                  554,404
     19,520 Louis Dreyfus Natural Gas Corp*                              743,712
     18,920 Newfield Exploration Co*                                     681,120
      7,800 Nuevo Energy Co*                                             139,620
     10,200 Oceaneering International Inc*                               242,760
      9,500 Offshore Logistics Inc*                                      251,750
      9,000 Patina Oil & Gas Corp                                        234,000
      7,800 Plains Resources Inc*                                        189,150
     23,610 Pogo Producing Co                                            699,092
     29,750 Pride International Inc*                                     792,243
      9,500 Remington Oil & Gas Corp*                                    144,115
      7,550 SEACOR SMIT Inc*                                             345,790
     10,790 Seitel Inc*                                                  210,513
     10,050 St Mary Land & Exploration Co                                249,743
     11,500 Stone Energy Corp*                                           571,550
     10,960 Swift Energy Co*                                             349,186
      6,050 TETRA Technologies Inc*                                      166,073
     16,850 Tom Brown Inc*                                               431,360
     13,600 Veritas DGC Inc*                                             442,000
     27,840 Vintage Petroleum Inc                                        575,174
                                                                     $11,976,541

PAPER & FOREST PRODUCTS --- 0.4%
     15,300 Buckeye Technologies Inc*                                    186,507
     11,730 Caraustar Industries Inc                                      93,840
      6,700 Chesapeake Corp                                              162,542
      5,300 Deltic Timber Corp                                           120,628
      6,100 Pope & Talbot Inc                                             83,875
                                                                        $647,392

PHARMACEUTICALS --- 0.9%
     17,800 Alpharma Inc Class A                                         402,636
      7,270 MGI Pharma Inc*                                               80,697
     13,410 Medicis Pharmaceutical Corp Class A*                         666,477
      9,850 Noven Pharmaceuticals Inc*                                   211,480
                                                                      $1,361,290

PHOTOGRAPHY/IMAGING --- 0.6%
     12,190 Concord Camera Corp*                                          78,626
     22,600 Pinnacle Systems Inc*                                        240,012
     20,230 Polaroid Corp                                                 71,817
     14,020 Zebra Technologies Corp Class A*                             606,505
                                                                        $996,960

PRINTING & PUBLISHING --- 0.6%
     14,790 Bowne & Co Inc                                               147,900
      5,700 Consolidated Graphics Inc*                                    76,095
      9,600 Information Holdings Inc*                                    207,360
     12,600 John H Harland Co                                            273,672
     14,130 Penton Media Inc                                             278,361
      6,340 Thomas Nelson Inc                                             43,746
                                                                      $1,027,134

RESTAURANTS --- 2.9%
     11,210 Applebee's International Inc                                 469,699
     12,060 CEC Entertainment Inc*                                       618,075
     13,880 Cheesecake Factory Inc*                                      528,273
      8,840 IHOP Corp*                                                   182,988
     17,110 Jack In The Box Inc*                                         452,902
      9,540 Landry's Seafood Restaurants Inc                             115,625
     10,040 Luby's Inc                                                    76,304
      8,050 O'Charley's Inc*                                             158,585
      4,650 PF Changs China Bistro Inc*                                  180,513
      5,790 Panera Bread Co Class A*                                     174,858
      8,290 Rare Hospitality International Inc*                          231,706
     28,070 Ruby Tuesday Inc                                             534,734
     14,100 Ryan's Family Steak Houses Inc*                              168,918
     11,750 Sonic Corp*                                                  327,473
     12,757 The Steak N Shake Co*                                        114,303
      9,900 Triarc Cos Inc*                                              253,440
                                                                      $4,588,396

RETAIL --- 6.0%
     22,739 99 Cents Only Stores*                                        658,976
     12,800 AnnTaylor Stores Corp*                                       348,800
      5,690 Building Materials Holding Corp*                              55,478
     19,700 Burlington Coat Factory Warehouse Corp                       405,820
     21,920 Casey's General Stores Inc                                   264,355
      6,400 Casual Male Corp                                              14,016
     11,000 Cato Corp Class A                                            193,930
      7,800 Chicos FAS Inc*                                              347,958
      9,350 Cost Plus Inc*                                               222,530
      7,460 Discount Auto Parts Inc*                                      66,394
      8,150 Dress Barn Inc*                                              197,230
      5,650 Factory 2-U Stores Inc*                                      147,183
      8,700 Footstar Inc*                                                317,550
      9,550 Genesco Inc*                                                 273,130
     14,570 Goody's Family Clothing Inc*                                  59,009
      5,700 Gottschalks Inc*                                              26,505
     17,100 Great Atlantic & Pacific Tea Co Inc                          212,040
      8,820 Group 1 Automotive Inc*                                      163,170
     10,900 Gymboree Corp*                                                76,409
      7,740 Hancock Fabrics Inc                                           63,932
     10,820 Hughes Supply Inc                                            163,598
     18,450 Insight Enterprises Inc*                                     492,615
      8,000 Jo-Ann Stores Inc Class A*                                    33,600
      3,900 Lillian Vernon Corp                                           25,740
     17,710 Linens 'n Things Inc*                                        478,347
     18,600 Men's Wearhouse Inc*                                         473,370
     14,470 Michaels Stores Inc*                                         488,652
     22,750 O'Reilly Automotive Inc*                                     538,038
     14,300 Pacific Sunwear of California Inc*                           398,398
     23,700 Pep Boys - Manny Moe & Jack                                  113,523
     42,555 Pier 1 Imports Inc                                           472,361
      7,760 School Specialty Inc*                                        178,092
     12,840 ShopKo Stores Inc*                                           102,206
     18,800 Stein Mart Inc*                                              201,912
      4,860 Ultimate Electronics Inc*                                    121,014
      6,100 Wet Seal Inc Class A*                                        168,909
     11,880 Whole Foods Market Inc*                                      577,368
     15,410 Zale Corp*                                                   514,078
                                                                      $9,656,236

SAVINGS & LOANS --- 1.9%
     10,150 Anchor Bancorp Wisconsin Inc                                 156,919
     12,551 Downey Financial Corp                                        540,195
      7,650 FirstFed Financial Corp*                                     229,500
     10,270 MAF Bancorp Inc                                              276,777
     19,925 New York Community Bancorp Inc                               672,469
     15,690 Staten Island Bancorp Inc                                    431,318
     25,510 Washington Federal Inc                                       650,760
                                                                      $2,957,938

SHOES --- 1.0%
      7,800 Brown Shoe Co Inc                                            153,894
      4,450 K-Swiss Inc                                                  105,732
     18,400 Stride Rite Corp                                             136,896
     17,650 Timberland Co Class A*                                       870,498
     18,470 Wolverine World Wide Inc                                     328,766
                                                                      $1,595,786

SPECIALIZED SERVICES --- 5.5%
      5,310 4Kids Entertainment Inc*                                      89,739
     10,210 ABM Industries Inc                                           315,693
      9,000 ADVO Inc*                                                    292,410
      7,560 AT Cross Co Class A*                                          55,188
      8,780 Aaron Rents Inc                                              151,016
      7,210 Action Performance Cos Inc*                                  116,297
     12,170 Administaff Inc*                                             293,419
      3,800 Angelica Corp                                                 50,388
     12,960 Arbitron Inc                                                 270,605
      8,440 CDI Corp*                                                    124,490
      3,400 CPI Corp                                                      63,920
     16,140 Central Parking Corp                                         287,453
     15,350 Cerner Corp*                                                 691,211
      4,470 Chemed Corp                                                  153,321
     24,200 Copart Inc*                                                  554,422
      7,300 Cyrk Inc*                                                     18,834
      5,970 Department 56 Inc*                                            52,238
      5,590 Edgewater Technology Inc*                                     25,155
      5,960 Enesco Group Inc*                                             35,164
      7,150 FYI Inc*                                                     248,463
     14,640 FactSet Research Systems Inc                                 519,720
     13,600 Fossil Inc*                                                  255,136
      9,250 Franklin Covey Co*                                            61,050
      9,130 G&K Services Inc Class A                                     174,840
     16,010 Global Payments Inc*                                         338,612
      5,820 Hall Kinion & Associates Inc*                                 47,433
      8,600 Heidrick & Struggles International Inc*                      217,150
     10,500 ITT Educational Services Inc*                                373,800
     12,970 Information Resources Inc*                                    80,933
      5,200 Insurance Auto Auctions Inc*                                  74,880
     10,000 Kroll-O'Gara Co*                                              69,000
     18,530 Labor Ready Inc*                                              67,635
      8,440 Mayor's Jewelers Inc*                                         32,494
      6,850 MemberWorks Inc*                                             168,784
     14,650 National Data Corp                                           419,723
     10,210 On Assignment Inc*                                           174,693
     11,030 Pegasus Solutions Inc*                                       109,197
     10,010 Pre-Paid Legal Services Inc*                                 220,220
     21,330 Profit Recovery Group International Inc*                     136,512
     18,150 Regis Corp                                                   335,775
      8,860 Russ Berrie & Co Inc                                         210,425
     27,740 Spherion Corp*                                               226,636
      6,180 StarTek Inc*                                                 102,341
     17,930 Tetra Tech Inc*                                              437,851
      6,700 Volt Information Sciences Inc*                               114,570
                                                                      $8,858,836

TELEPHONE & TELECOMMUNICATIONS --- 0.4%
      7,560 Boston Communications Group Inc*                              78,926
     23,290 General Communication Inc Class A*                           220,323
      7,120 Metro One Telecommunications*                                301,390
     16,110 Pac-West Telecomm*                                            46,558
                                                                        $647,197

TEXTILES --- 1.4%
      5,900 Ashworth Inc*                                                 43,424
      2,900 Haggar Corp                                                   31,349
     13,280 Hartmarx Corp*                                                38,512
     22,600 Interface Inc                                                174,246
     10,080 Kellwood Co                                                  215,208
     14,030 Nautica Enterprises Inc*                                     257,731
      5,390 OshKosh B'Gosh Inc Class A                                   145,907
      3,300 Oxford Industries Inc                                         66,000
     12,100 Phillips-Van Heusen Corp                                     181,500
     10,010 Quiksilver Inc*                                              271,972
     14,100 Russell Corp                                                 270,720
      8,000 Springs Industries Inc Class A                               356,400
     14,100 Wellman Inc                                                  262,965
                                                                      $2,315,934

TOBACCO --- 0.1%
      6,600 Schweitzer-Mauduit International Inc                         141,570
                                                                        $141,570

TRANSPORTATION --- 1.7%
      8,800 Arkansas Best Corp*                                          172,920
     10,900 Arnold Industries Inc                                        194,456
      9,470 Forward Air Corp*                                            328,609
     11,290 Heartland Express Inc*                                       310,136
     10,700 Kirby Corp*                                                  236,470
      3,700 Landstar System Inc*                                         241,610
      4,900 MS Carriers Inc*                                             151,361
      8,590 Roadway Express Inc                                          209,596
     11,510 USFreightways Corp                                           301,677
     20,810 Werner Enterprises Inc                                       414,119
     10,510 Yellow Corp*                                                 191,597
                                                                      $2,752,551

UTILITIES --- 2.3%
     17,280 Atmos Energy Corp                                            391,738
      4,900 Cascade Natural Gas Corp                                      97,755
     13,670 Energen Corp                                                 507,841
      8,390 Laclede Gas Co                                               201,360
      5,760 NUI Corp                                                     128,736
      7,850 New Jersey Resources Corp                                    339,827
     11,200 Northwest Natural Gas Co                                     248,640
     14,180 Piedmont Natural Gas Co Inc                                  504,099
     22,581 Southern Union Co*                                           504,685
     13,970 Southwest Gas Corp                                           294,069
     11,200 Southwestern Energy Co*                                      147,280
     12,010 UGI Corp                                                     317,665
                                                                      $3,683,695

WATER --- 0.4%
      4,500 American States Water Co                                     148,050
     23,510 Philadelphia Suburban Corp                                   547,783
                                                                        $695,833

TOTAL COMMON STOCK --- 99.1%                                        $158,343,402
(Cost $154,222,959)

SHORT-TERM INVESTMENTS

INSURANCE RELATED --- 0.8%
  1,301,000 American General Finance Corp                              1,301,000
                                                                      $1,301,000

U.S. GOVERNMENTS --- 0.1%
    150,000 United States of America (1)                                 149,138
                                                                        $149,138

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                 $1,450,138
(Cost $1,450,138)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                             $159,793,540
(Cost $155,673,097)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

AGENCY --- 29.5%
    200,000 Freddie Mac                                                  199,153
    200,000 Freddie Mac                                                  199,811
    300,000 Freddie Mac                                                  300,000
    960,000 Freddie Mac                                                  959,622
                                                                      $1,658,586

FINANCIAL SERVICES --- 7.4%
    200,000 American Express Credit Corp                                 199,419
    217,000 Salomon Smith Barney Holdings                                216,775
                                                                        $416,194

INSURANCE RELATED --- 3.6%
    200,000 Metlife Funding Inc                                          199,531
                                                                        $199,531

PRINTING & PUBLISHING --- 2.6%
    150,000 McGraw-Hill Cos Inc                                          148,462
                                                                        $148,462

U.S. GOVERNMENTS --- 56.9%
    130,000 Fannie Mae                                                   129,964
    250,000 Fannie Mae                                                   249,009
    375,000 Fannie Mae                                                   374,197
    300,000 Federal Farm Credit                                          298,379
    400,000 Federal Home Loan Bank                                       399,558
    300,000 Federal Home Loan Bank                                       298,148
    400,000 Federal Home Loan Bank                                       399,942
    750,000 Federal Home Loan Bank                                       745,826
    300,000 Federal Home Loan Bank                                       298,792
                                                                      $3,193,815

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $5,616,588
(Cost $5,616,588)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $5,616,588
(Cost $5,616,588)


The Orchard Series Fund

Orchard Nasdaq - 100 Index (R) Fund

COMMON STOCK

BIOTECHNOLOGY --- 3.8%
        931 Genzyme Corp*                                                101,451
        944 Human Genome Sciences Inc*                                    60,633
      1,193 IDEC Pharmaceuticals Corp*                                    58,696
      5,733 Immunex Corp*                                                 87,486
      1,812 Millennium Pharmaceuticals Inc*                               67,406
                                                                        $375,672

BROADCAST/MEDIA --- 5.2%
      1,252 Adelphia Communications Corp Class A*                         45,523
      3,451 Comcast Corp Class A*                                        151,533
      1,882 EchoStar Communications Corp Class A*                         56,385
      3,329 Gemstar-TV Guide International Inc*                          138,220
      1,563 PanAmStat Corp*                                               57,315
      2,703 USA Networks Inc*                                             67,710
                                                                        $516,686

COMMUNICATIONS - EQUIPMENT --- 12.9%
      7,528 ADC Telecommunications Inc*                                   56,535
     19,907 Cisco Systems Inc*                                           338,021
      1,337 Comverse Technology Inc*                                      91,585
     10,398 JDS Uniphase Corp*                                           222,413
      2,605 Network Appliance Inc*                                        59,264
      7,033 QUALCOMM Inc*                                                403,413
      1,410 RF Micro Devices Inc*                                         41,426
      1,818 Tellabs Inc*                                                  63,830
                                                                      $1,276,487

COMPUTER HARDWARE & SYSTEMS --- 5.8%
      3,740 Apple Computer Inc*                                           95,333
      1,787 Brocade Communications Systems Inc*                           67,888
      7,371 Dell Computer Corp*                                          193,784
      4,176 Palm Inc*                                                     33,450
     10,977 Sun Microsystems Inc*                                        187,926
                                                                        $578,381

COMPUTER SOFTWARE & SERVICES --- 31.6%
      1,398 3Com Corp                                                      9,115
      1,831 Adobe Systems Inc                                             82,249
      1,804 Ariba Inc*                                                    13,945
      1,996 At Home Corp*                                                  7,565
      2,766 BEA Systems Inc*                                             112,991
      2,263 BroadVision Inc*                                              14,461
      2,855 CMGI Inc*                                                      8,536
      1,184 CNET Networks Inc*                                            14,528
      1,777 Check Point Software Technologies Ltd*                       111,471
      1,709 Citrix Systems Inc*                                           48,536
      1,688 Compuware Corp*                                               17,353
      2,113 Concord EFS Inc*                                              98,360
      1,039 Electronic Arts Inc*                                          58,828
      4,486 Exodus Communications Inc*                                    43,066
      1,206 Fiserv Inc*                                                   66,740
        810 Inktomi Corp*                                                  5,937
      2,017 Intuit Inc*                                                   64,625
      1,616 Juniper Networks Inc*                                         95,392
        653 Mercury Interactive Corp*                                     43,196
     14,212 Microsoft Corp*                                              962,858
      2,873 Novell Inc*                                                   13,733
     18,028 Oracle Corp*                                                 291,332
      2,723 Parametric Technology Corp*                                   31,042
      2,746 Paychex Inc                                                   94,902
      3,123 PeopleSoft Inc*                                              115,676
      1,509 Rational Software Corp*                                       36,533
      1,157 RealNetworks Inc*                                             10,644
      3,898 Siebel Systems Inc*                                          177,671
        897 TMP Worldwide Inc*                                            43,271
      3,094 VERITAS Software Corp*                                       184,433
      1,444 VeriSign Inc*                                                 74,048
      2,037 Yahoo! Inc*                                                   41,107
      1,545 eBay Inc*                                                     77,992
      3,303 i2 Technologies Inc*                                          57,505
                                                                      $3,129,641

CONTAINERS --- 0.3%
      1,856 Smurfit - Stone Container Corp*                               27,190
                                                                         $27,190

ELECTRONIC INSTRUMENTS & EQUIP --- 2.1%
      3,918 Flextronics International Ltd*                               105,355
        732 Molex Inc                                                     29,565
      2,533 Sanmina Corp*                                                 73,837
                                                                        $208,757

ELECTRONICS - SEMICONDUCTOR --- 18.7%
      4,240 Altera Corp*                                                 107,230
      3,246 Applied Materials Inc*                                       177,232
      2,680 Applied Micro Circuits Corp*                                  69,734
      2,721 Atmel Corp*                                                   37,795
      1,277 Broadcom Corp Class A*                                        53,072
      2,106 Conexant Systems Inc*                                         22,640
     18,238 Intel Corp                                                   563,737
      1,736 KLA-Tencor Corp*                                              95,411
      3,275 Linear Technology Corp                                       157,331
      3,547 Maxim Integrated Products Inc*                               181,252
        848 Microchip Technology Inc*                                     24,533
      1,118 Novellus Systems Inc*                                         61,658
      1,371 PMC-Sierra Inc*                                               57,102
        725 QLogic Corp*                                                  31,095
      1,563 Vitesse Semiconductor Corp*                                   52,986
      3,393 Xilinx Inc*                                                  161,066
                                                                      $1,853,874

HEALTH CARE RELATED --- 4.9%
      3,762 Amgen Inc*                                                   230,009
      1,412 Biogen Inc*                                                   91,300
      2,048 Chiron Corp*                                                  98,324
      1,761 MedImmune Inc*                                                68,943
                                                                        $488,576

HEAVY TRUCKS & PARTS --- 0.3%
        646 PACCAR Inc                                                    31,344
                                                                         $31,344

MEDICAL PRODUCTS --- 0.8%
      1,867 Biomet Inc                                                    79,777
                                                                         $79,777

MISCELLANEOUS --- 1.9%
      1,574 Cintas Corp                                                   68,957
      7,245 Nextel Communications Inc Class A*                           117,731
                                                                        $186,688

PHARMACEUTICALS --- 0.2%
        610 Abgenix Inc*                                                  22,875
                                                                         $22,875

RESTAURANTS --- 0.8%
      4,080 Starbucks Corp*                                               78,948
                                                                         $78,948

RETAIL --- 2.2%
      1,870 Amazon.com Inc*                                               29,509
      2,977 Bed Bath & Beyond Inc*                                        84,309
      1,833 Costco Wholesale Corp*                                        64,027
      2,312 Staples Inc*                                                  37,616
                                                                        $215,461

TELEPHONE & TELECOMMUNICATIONS --- 6.8%
      3,007 CIENA Corp*                                                  165,565
      7,407 LM Ericsson AB                                                47,627
      1,928 Level 3 Communications Inc*                                   27,435
      3,590 McLeodUSA Inc Class A*                                        31,772
      4,503 Metromedia Fiber Network Inc Class A*                         22,920
      2,145 VoiceStream Wireless Corp*                                   225,225
      8,018 WorldCom Inc*                                                146,329
      2,246 XO Communications Inc Class A*                                 8,827
                                                                        $675,700

TOTAL COMMON STOCK --- 98.5%                                          $9,746,057
(Cost $12,865,326)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 1.5%
    100,000 United States of America                                      99,444
     50,000 United States of America (1)                                  49,737
                                                                        $149,181

TOTAL SHORT-TERM INVESTMENTS --- 1.5%                                   $149,181
(Cost )

TOTAL ORCHARD NASDAQ - 100 INDEX (R) FUND --- 100.0%                  $9,895,238
(Cost )


The Orchard Series Fund

Orchard S&P 500 Index (R) Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.3%
      5,550 BF Goodrich Co                                               218,670
     44,948 Boeing Co                                                  2,777,786
     10,740 General Dynamics Corp                                        827,839
     23,220 Lockheed Martin Corp                                         816,415
      4,590 Northrop Grumman Corp                                        414,248
     18,350 Raytheon Co Class B                                          541,876
      9,790 Rockwell International Corp                                  440,844
     25,360 United Technologies Corp                                   1,980,109
                                                                      $8,017,787

AIRLINES --- 0.2%
      8,120 AMR Corp*                                                    309,453
      6,630 Delta Air Lines Inc                                          291,919
     40,842 Southwest Airlines Co                                        743,733
      3,620 US Airways Group Inc*                                        100,998
                                                                      $1,446,103

AUTO PARTS & EQUIPMENT --- 0.2%
      3,880 Cooper Tire & Rubber Co                                       46,715
     30,242 Delphi Automotive Systems Corp                               450,606
      9,345 Genuine Parts Co                                             252,315
      8,550 Goodyear Tire & Rubber Co                                    211,442
      7,106 Visteon Corp                                                 117,462
                                                                      $1,078,540

AUTOMOBILES --- 0.7%
     99,880 Ford Motor Co                                              2,944,462
     29,540 General Motors Corp                                        1,619,087
                                                                      $4,563,549

BANKS --- 6.0%
     20,230 AmSouth Bancorp                                              346,945
     21,650 BB&T Corp                                                    766,843
     62,298 Bank One Corp                                              2,352,995
     87,681 Bank of America Corp                                       4,910,136
     39,890 Bank of New York Co Inc                                    2,002,478
      9,550 Comerica Inc                                                 491,157
     30,593 Fifth Third Bancorp                                        1,644,680
     52,777 First Union Corp                                           1,581,727
     58,340 FleetBoston Financial Corp                                 2,238,506
     13,560 Huntington Bancshares Inc                                    204,349
    102,492 JP Morgan Chase & Co                                       4,917,566
     22,930 KeyCorp                                                      531,517
     26,290 Mellon Financial Corp                                      1,076,050
     32,820 National City Corp                                           893,032
     11,950 Northern Trust Corp                                          777,109
     15,560 PNC Financial Services Group                               1,012,489
     13,030 Regions Financial Corp                                       396,764
      9,140 SouthTrust Corp                                              434,607
      8,670 State Street Corp                                            899,773
     15,930 SunTrust Banks Inc                                         1,011,555
     15,510 Synovus Financial Corp                                       446,378
    103,819 US Bancorp                                                 2,198,886
      7,520 Union Planters Corp                                          285,835
     11,250 Wachovia Corp                                                684,000
     92,080 Wells Fargo & Co                                           4,324,998
                                                                     $36,430,375

BROADCAST/MEDIA --- 0.7%
     31,500 Clear Channel Communications Inc*                          1,757,700
     50,610 Comcast Corp Class A*                                      2,222,285
     11,100 Univision Communications Inc Class A*                        485,181
                                                                      $4,465,166

BUILDING MATERIALS --- 0.2%
     24,050 Masco Corp                                                   553,150
      8,620 Sherwin-Williams Co                                          180,848
      5,440 Vulcan Materials Co                                          251,491
                                                                        $985,489

CHEMICALS --- 1.2%
     12,350 Air Products & Chemicals Inc                                 530,927
      5,910 Avery Dennison Corp                                          331,374
     48,284 Dow Chemical Co                                            1,615,100
     56,189 EI du Pont de Nemours & Co                                 2,539,181
      4,130 Eastman Chemical Co                                          219,881
      6,890 Engelhard Corp                                               177,142
      1,650 FMC Corp*                                                    118,289
      2,710 Great Lakes Chemical Corp                                     85,175
      5,810 Hercules Inc                                                  69,430
     10,300 Jabil Circuit Inc*                                           299,112
      9,070 PPG Industries Inc                                           482,071
      8,550 Praxair Inc                                                  404,672
     11,847 Rohm & Haas Co                                               407,181
      4,100 Sigma-Aldrich Corp                                           188,764
                                                                      $7,468,299

COMMUNICATIONS - EQUIPMENT --- 3.1%
     41,920 ADC Telecommunications Inc*                                  314,819
      4,360 Andrew Corp*                                                  76,387
     15,252 Avaya Inc*                                                   225,577
      9,970 Cabletron Systems Inc*                                       156,330
    391,988 Cisco Systems Inc*                                         6,655,956
      8,920 Comverse Technology Inc*                                     611,020
     49,550 Corning Inc                                                1,088,614
     70,370 JDS Uniphase Corp*                                         1,505,214
    183,395 Lucent Technologies Inc                                    1,835,784
     17,340 Network Appliance Inc*                                       394,485
    171,416 Nortel Networks Corp                                       2,622,665
     40,590 QUALCOMM Inc*                                              2,328,242
      8,700 Scientific-Atlanta Inc                                       502,251
     22,110 Tellabs Inc*                                                 776,282
                                                                     $19,093,626

COMPUTER HARDWARE & SYSTEMS --- 4.7%
     18,640 Apple Computer Inc*                                          475,134
     90,997 Compaq Computer Corp                                       1,592,448
    139,360 Dell Computer Corp*                                        3,663,774
    117,872 EMC Corp                                                   4,667,731
     17,410 Gateway Inc*                                                 330,790
    104,110 Hewlett-Packard Co                                         2,959,847
     94,510 International Business Machines Corp                      10,881,881
      6,820 Lexmark International Group Inc Class A*                     418,953
      5,170 NCR Corp*                                                    243,042
     30,596 Palm Inc*                                                    245,074
    175,620 Sun Microsystems Inc*                                      3,006,614
     17,010 Unisys Corp*                                                 204,800
                                                                     $28,690,088

COMPUTER SOFTWARE & SERVICES --- 6.4%
     12,920 Adobe Systems Inc                                            580,366
      2,990 Autodesk Inc                                                 104,231
     34,230 Automatic Data Processing Inc                              1,856,978
     13,130 BMC Software Inc*                                            317,615
     14,600 BroadVision Inc*                                              93,294
      9,990 Citrix Systems Inc*                                          283,716
     31,075 Computer Associates International Inc                      1,000,304
      9,060 Computer Sciences Corp*                                      322,808
     19,850 Compuware Corp*                                              204,058
     11,640 Concord EFS Inc*                                             541,842
     25,200 Electronic Data Systems Corp                               1,625,400
      7,650 Equifax Inc                                                  252,986
     21,280 First Data Corp                                            1,435,123
      6,700 Fiserv Inc*                                                  370,778
     11,160 Intuit Inc*                                                  357,566
      4,300 Mercury Interactive Corp*                                    284,445
    287,410 Microsoft Corp*                                           19,472,028
     17,320 Novell Inc*                                                   82,790
    300,928 Oracle Corp*                                               4,862,996
     14,350 Parametric Technology Corp*                                  163,590
     20,100 Paychex Inc                                                  694,656
     15,380 PeopleSoft Inc*                                              569,675
      7,103 Sabre Holdings Corp*                                         354,156
      6,600 Sapient Corp*                                                 88,770
     23,150 Siebel Systems Inc*                                        1,055,177
     22,000 VERITAS Software Corp*                                     1,311,420
     30,120 Yahoo! Inc*                                                  607,822
                                                                     $38,894,590

CONGLOMERATES --- 0.1%
      7,670 Textron Inc                                                  406,663
                                                                        $406,663

CONTAINERS --- 0.1%
      1,530 Ball Corp                                                     70,380
      2,860 Bemis Co Inc                                                 107,565
      8,540 Pactiv Corp*                                                 119,389
      2,670 Temple-Inland Inc                                            136,170
                                                                        $433,504

COSMETICS & PERSONAL CARE --- 0.4%
      2,970 Alberto-Culver Co Class B                                    120,998
     12,840 Avon Products Inc                                            543,389
     56,750 Gillette Co                                                1,609,430
      5,280 International Flavors & Fragrances Inc                       130,522
                                                                      $2,404,339

DISTRIBUTORS --- 0.5%
     22,665 Cardinal Health Inc                                        1,527,621
     15,351 McKesson HBOC Inc                                            473,425
      7,150 SUPERVALU Inc                                                 97,741
     36,420 SYSCO Corp                                                 1,024,130
                                                                      $3,122,917

ELECTRIC COMPANIES --- 2.4%
      6,620 Allegheny Energy Inc                                         338,679
      7,390 Ameren Corp                                                  310,158
     17,360 American Electric Power Co Inc                               856,542
      7,000 CMS Energy Corp                                              219,100
      8,570 Cinergy Corp                                                 297,208
     11,450 Consolidated Edison Inc                                      428,345
      8,760 Constellation Energy Group                                   418,202
      7,690 DTE Energy Co                                                322,365
     12,879 Dominion Resources Inc                                       882,083
     41,288 Duke Energy Corp                                           1,930,627
     17,580 Edison International                                         173,163
     12,010 Entergy Corp                                                 486,405
     17,152 Exelon Corp                                                1,184,346
      9,530 FPL Group Inc                                                570,847
     12,180 FirstEnergy Corp                                             369,054
      6,560 GPU Inc                                                      218,514
     18,280 Mirant Corp*                                                 745,824
      8,650 Niagara Mohawk Holdings Inc*                                 145,407
     20,890 PG&E Corp                                                    187,383
      7,827 PPL Corp                                                     430,485
      4,570 Pinnacle West Capital Corp                                   229,368
     11,093 Progress Energy Inc                                          490,754
      5,530 Progress Energy Inc @ (CVO)*                                       0
     11,560 Public Service Enterprise Group Inc                          536,846
     15,864 Reliant Energy Inc                                           786,061
     36,420 Southern Co                                                  851,864
     13,901 TXU Corp                                                     611,088
     18,354 Xcel Energy Inc                                              572,645
                                                                     $14,593,363

ELECTRONIC INSTRUMENTS & EQUIP --- 5.2%
     24,593 Agilent Technologies Inc*                                    959,373
     10,510 American Power Conversion Corp*                              148,717
      5,040 Cooper Industries Inc                                        188,345
     23,120 Emerson Electric Co                                        1,540,948
    533,780 General Electric Co                                       25,904,375
     10,527 Molex Inc                                                    425,186
      2,630 PerkinElmer Inc                                              175,973
      4,200 Power-One Inc*                                                73,542
     16,500 Sanmina Corp*                                                480,975
     34,790 Solectron Corp*                                              885,406
     11,850 Symbol Technologies Inc                                      373,275
      5,110 Tektronix Inc*                                               123,662
      3,090 Thomas & Betts Corp                                           63,870
      5,070 WW Grainger Inc                                              196,615
                                                                     $31,540,262

ELECTRONICS - SEMICONDUCTOR --- 4.7%
      5,370 Adaptec Inc*                                                  60,359
     16,880 Advanced Micro Devices Inc*                                  523,280
     21,360 Altera Corp*                                                 540,194
     19,380 Analog Devices Inc*                                          916,868
     43,600 Applied Materials Inc*                                     2,380,560
     16,100 Applied Micro Circuits Corp*                                 418,922
     13,170 Broadcom Corp Class A*                                       547,345
     13,126 Conexant Systems Inc*                                        141,105
    362,550 Intel Corp                                                11,206,421
      9,940 KLA-Tencor Corp*                                             546,302
     17,220 LSI Logic Corp*                                              352,493
     17,070 Linear Technology Corp                                       820,043
     17,410 Maxim Integrated Products Inc*                               889,651
     31,970 Micron Technology Inc*                                     1,450,799
    117,690 Motorola Inc                                               1,830,080
      9,400 National Semiconductor Corp*                                 270,720
      7,600 Novellus Systems Inc*                                        419,140
      4,970 QLogic Corp*                                                 213,163
      9,430 Teradyne Inc*                                                372,485
     93,430 Texas Instruments Inc                                      3,615,741
     10,200 Vitesse Semiconductor Corp*                                  345,780
     17,770 Xilinx Inc*                                                  843,542
                                                                     $28,704,993

ENGINEERING & CONSTRUCTION --- 0.0%
      3,960 Fluor Corp                                                   208,732
                                                                        $208,732

FINANCIAL SERVICES --- 5.8%
     28,590 AFLAC Inc                                                    909,162
      5,680 Ambac Financial Group Inc                                    305,641
     71,650 American Express Co                                        3,040,826
     27,094 American General Corp                                      1,181,569
     14,120 CIT Group Inc                                                518,204
    270,540 Citigroup Inc                                             13,297,041
     54,270 Fannie Mae (nonvtg)                                        4,355,710
     14,240 Franklin Resources Inc                                       621,576
     37,450 Freddie Mac                                                2,464,210
      7,950 MBIA Inc                                                     380,408
     45,892 MBNA Corp                                                  1,636,050
     41,200 MetLife Inc                                                1,194,800
      8,720 Moody's Corp                                                 273,808
     60,172 Morgan Stanley Dean Witter & Co                            3,778,200
     11,960 Stilwell Financial Inc                                       352,461
      6,540 T Rowe Price Group Inc                                       227,330
      8,810 USA Education Inc                                            626,391
                                                                     $35,163,387

FOOD & BEVERAGES --- 3.3%
      1,930 Adolph Coors Co Class B                                      100,360
     48,600 Anheuser-Busch Cos Inc                                     1,943,514
      3,640 Brown-Forman Corp Class B                                    221,312
     22,650 Campbell Soup Co                                             689,466
    133,980 Coca-Cola Co                                               6,188,536
     22,510 Coca-Cola Enterprises Inc                                    408,106
     28,940 ConAgra Foods Inc                                            602,241
     15,260 General Mills Inc                                            601,397
     18,750 HJ Heinz Co                                                  734,063
      7,340 Hershey Foods Corp                                           443,409
     21,860 Kellogg Co                                                   557,430
     77,770 PepsiCo Inc                                                3,407,104
      7,080 Quaker Oats Co                                               686,760
     16,640 Ralston Purina Group                                         505,690
     42,340 Sara Lee Corp                                                842,989
     30,796 Unilever NV NY Shrs                                        1,728,272
     12,180 Wm Wrigley Jr Co                                             588,416
                                                                     $20,249,065

GOLD, METALS & MINING --- 0.7%
     17,140 Alcan Inc                                                    762,730
     46,598 Alcoa Inc                                                  1,929,157
      4,355 Allegheny Technologies Inc                                    79,435
     21,350 Barrick Gold Corp                                            350,994
      8,020 Freeport-McMoRan Copper & Gold Inc Class B*                  113,563
     14,240 Homestake Mining Co                                           88,715
      9,810 Inco Ltd*                                                    177,953
     10,423 Newmont Mining Corp                                          190,011
      4,200 Nucor Corp                                                   213,066
      4,244 Phelps Dodge Corp                                            189,877
     17,680 Placer Dome Inc                                              178,922
      4,800 USX-US Steel Group                                            88,368
      4,680 Worthington Industries Inc                                    55,926
                                                                      $4,418,717

HARDWARE & TOOLS --- 0.1%
      4,350 Black & Decker Corp                                          173,391
      3,140 Snap-on Inc                                                   91,060
      4,640 Stanley Works                                                168,200
                                                                        $432,651

HEALTH CARE RELATED --- 5.1%
     12,760 ALZA Corp*                                                   583,387
     83,320 Abbott Laboratories                                        3,864,382
      7,740 Aetna Inc*                                                   218,191
      7,090 Allergan Inc                                                 538,840
     70,600 American Home Products Corp                                4,077,150
     56,110 Amgen Inc*                                                 3,430,565
      7,980 Biogen Inc*                                                  515,987
    105,340 Bristol-Myers Squibb Co                                    5,899,040
     10,320 Chiron Corp*                                                 495,463
     29,770 HCA - The Healthcare Co                                    1,152,099
     20,840 HealthSouth Corp*                                            292,802
      9,220 Humana Inc*                                                   91,094
     74,880 Johnson & Johnson                                          7,224,422
      5,530 Manor Care Inc*                                              128,296
     11,400 MedImmune Inc*                                               446,310
      6,230 Quintiles Transnational Corp*                                128,027
     17,310 Tenet Healthcare Corp*                                       772,718
     17,220 UnitedHealth Group Inc                                     1,127,566
      3,340 Wellpoint Health Networks Inc*                               328,155
                                                                     $31,314,494

HEAVY TRUCKS & PARTS --- 0.1%
      2,200 Cummins Engine Co Inc                                         91,080
      7,983 Dana Corp                                                    156,706
      3,650 Eaton Corp                                                   268,677
      3,140 Navistar International Corp*                                  81,043
      4,130 PACCAR Inc                                                   200,388
                                                                        $797,894

HOMEBUILDING --- 0.1%
      3,180 Centex Corp                                                  137,217
      2,380 KB HOME                                                       71,924
      2,210 Pulte Corp                                                   103,384
                                                                        $312,525

HOTELS/MOTELS --- 0.4%
     31,510 Carnival Corp                                                835,015
      6,270 Harrah's Entertainment Inc*                                  216,315
     19,890 Hilton Hotels Corp                                           219,785
     12,930 Marriott International Inc Class A                           593,228
     10,400 Starwood Hotels & Resorts Worldwide Inc                      375,336
                                                                      $2,239,679

HOUSEHOLD GOODS --- 1.5%
     12,680 Clorox Co                                                    403,604
     30,830 Colgate-Palmolive Co                                       1,721,856
      8,340 Fortune Brands Inc                                           259,791
     28,770 Kimberly-Clark Corp                                        1,708,938
     10,560 Leggett & Platt Inc                                          204,970
      4,150 Maytag Corp                                                  144,213
     14,339 Newell Rubbermaid Inc                                        386,579
     70,030 Procter & Gamble Co                                        4,205,302
      3,080 Tupperware Corp                                               67,822
      3,600 Whirlpool Corp                                               200,772
                                                                      $9,303,847

INSURANCE RELATED --- 3.4%
     39,400 Allstate Corp                                              1,644,950
    125,392 American International Group Inc                          10,257,066
     13,800 Aon Corp                                                     458,712
      8,240 CIGNA Corp                                                   879,208
      9,430 Chubb Corp                                                   629,453
      8,620 Cincinnati Financial Corp                                    330,836
     17,561 Conseco Inc                                                  334,186
     12,690 Hartford Financial Services Group Inc                        788,049
      8,286 Jefferson-Pilot Corp                                         386,632
     10,330 Lincoln National Corp                                        476,833
     10,620 Loews Corp                                                   715,894
      5,760 MGIC Investment Corp                                         374,342
     14,820 Marsh & McLennan Cos Inc                                   1,429,241
      3,920 Progressive Corp                                             457,856
      6,860 SAFECO Corp                                                  183,162
     11,728 St Paul Cos Inc                                              528,933
      6,810 Torchmark Corp                                               258,031
     12,986 UnumProvident Corp                                           388,411
                                                                     $20,521,795

INVESTMENT BANK/BROKERAGE FIRM --- 0.9%
      5,698 Bear Stearns Cos Inc                                         286,609
     74,555 Charles Schwab Corp                                        1,476,189
     13,480 Lehman Brothers Holdings Inc                                 980,670
     43,530 Merrill Lynch & Co Inc                                     2,685,801
                                                                      $5,429,269

LEISURE & ENTERTAINMENT --- 3.4%
    233,110 AOL Time Warner Inc*                                      11,772,055
      4,750 Brunswick Corp                                                95,285
     16,330 Harley-Davidson Inc                                          752,650
     93,976 Viacom Inc Class B*                                        4,892,391
    112,070 Walt Disney Co                                             3,390,118
                                                                     $20,902,499

MACHINERY --- 0.4%
     18,520 Caterpillar Inc                                              929,704
     12,650 Deere & Co                                                   519,536
      8,650 Ingersoll-Rand Co                                            406,550
      9,710 Thermo Electron Corp*                                        255,956
      3,250 Timken Co                                                     55,575
                                                                      $2,167,321

MANUFACTURING --- 1.7%
      3,285 Crane Co                                                      92,440
      7,650 Danaher Corp                                                 428,477
     10,950 Dover Corp                                                   427,817
     42,966 Honeywell International Inc                                2,100,178
      4,740 ITT Industries Inc                                           208,892
     16,260 Illinois Tool Works Inc                                    1,030,559
      4,650 Johnson Controls Inc                                         336,660
      2,430 Millipore Corp                                               139,361
      6,600 Pall Corp                                                    154,902
      6,265 Parker-Hannifin Corp                                         292,074
      4,512 Sealed Air Corp*                                             175,066
     94,400 Tyco International Ltd                                     5,038,128
                                                                     $10,424,554

MEDICAL PRODUCTS --- 1.3%
     11,370 Applera Corp Applied Biosystems Group                        364,522
      2,890 Bausch & Lomb Inc                                            123,403
     15,850 Baxter International Inc                                   1,444,728
     13,820 Becton Dickinson & Co                                        447,077
      9,630 Biomet Inc                                                   411,490
     21,860 Boston Scientific Corp*                                      347,137
      2,690 CR Bard Inc                                                  118,387
     16,570 Guidant Corp*                                                679,370
     64,730 Medtronic Inc                                              2,886,958
      4,585 St Jude Medical Inc*                                         262,491
     10,500 Stryker Corp                                                 622,545
                                                                      $7,708,108

MISCELLANEOUS --- 1.3%
     28,620 AES Corp*                                                  1,364,315
      3,500 American Greetings Corp Class A                               40,285
     34,232 Archer-Daniels-Midland Co                                    407,703
     16,070 Calpine Corp*                                                915,829
      9,100 Cintas Corp                                                  398,671
     21,340 Minnesota Mining & Mftg Co                                 2,539,673
     41,120 Nextel Communications Inc Class A*                           668,200
     50,230 Sprint PCS*                                                1,287,395
      6,710 TRW Inc                                                      258,067
                                                                      $7,880,138

OFFICE EQUIPMENT & SUPPLIES --- 0.1%
     13,590 Pitney Bowes Inc                                             517,371
     36,010 Xerox Corp                                                   325,530
                                                                        $842,901

OIL & GAS --- 6.9%
      4,780 Amerada Hess Corp                                            418,250
     13,411 Anadarko Petroleum Corp                                      866,619
      6,660 Apache Corp                                                  425,974
      3,760 Ashland Inc                                                  161,906
     17,888 Baker Hughes Inc                                             702,820
     11,640 Burlington Resources Inc                                     549,524
     34,580 Chevron Corp                                               3,339,045
     33,585 Conoco Inc Class B                                         1,021,656
      6,900 Devon Energy Corp                                            407,169
      6,300 EOG Resources                                                292,257
    187,261 Exxon Mobil Corp                                          16,591,325
     23,840 Halliburton Co                                             1,030,126
      5,082 Kerr-McGee Corp/Oryx Energy Co                               364,125
      3,240 McDermott International Inc                                   39,560
      7,900 Nabors Industries Inc*                                       470,998
      7,240 Noble Drilling Corp*                                         351,140
     19,910 Occidental Petroleum Corp                                    599,689
     13,760 Phillips Petroleum Co                                        820,096
      5,090 Rowan Cos Inc*                                               168,937
    115,020 Royal Dutch Petroleum Co NY Shrs                           6,847,141
     30,850 Schlumberger Ltd                                           2,045,355
      4,580 Sunoco Inc                                                   174,132
     29,640 Texaco Inc                                                 2,142,379
      7,800 Tosco Corp                                                   359,190
     17,076 Transocean Sedco Forex Inc                                   926,885
     16,730 USX-Marathon Group                                           534,691
     13,050 Unocal Corp                                                  497,988
                                                                     $42,148,977

PAPER & FOREST PRODUCTS --- 0.5%
      3,050 Boise Cascade Corp                                           106,689
     12,162 Georgia-Pacific Group                                        395,387
     25,941 International Paper Co                                     1,016,368
      5,630 Louisiana-Pacific Corp                                        68,968
      5,300 Mead Corp                                                    149,460
      1,550 Potlatch Corp                                                 54,328
      5,360 Westvaco Corp                                                141,397
     11,690 Weyerhaeuser Co                                              660,836
      5,890 Willamette Industries Inc                                    286,549
                                                                      $2,879,982

PERSONAL LOANS --- 0.6%
     10,610 Capital One Financial Corp                                   666,945
      6,240 Countrywide Credit Industries Inc                            266,261
     25,369 Household International Inc                                1,624,123
     15,410 Providian Financial Corp                                     821,353
                                                                      $3,378,682

PHARMACEUTICALS --- 6.1%
     60,730 Eli Lilly & Co                                             5,162,050
      9,500 Forest Laboratories Inc*                                     580,925
      9,100 King Pharmaceuticals Inc*                                    383,383
    124,230 Merck & Co Inc                                             9,437,753
    339,865 Pfizer Inc                                                14,716,155
     69,477 Pharmacia Corp                                             3,630,868
     78,770 Schering-Plough Corp                                       3,035,796
      5,500 Watson Pharmaceuticals Inc*                                  273,900
                                                                     $37,220,830

PHOTOGRAPHY/IMAGING --- 0.1%
     16,170 Eastman Kodak Co                                             703,395
                                                                        $703,395

POLLUTION CONTROL --- 0.2%
     10,620 Allied Waste Industries Inc*                                 169,070
     33,496 Waste Management Inc                                         817,637
                                                                        $986,707

PRINTING & PUBLISHING --- 0.6%
      3,930 Deluxe Corp                                                  102,141
      4,710 Dow Jones & Co Inc                                           255,612
     14,210 Gannett Co Inc                                               917,256
      3,950 Harcourt General Inc                                         216,539
      3,870 Knight-Ridder Inc                                            209,561
     10,530 McGraw-Hill Cos Inc                                          682,133
      2,690 Meredith Corp                                                101,521
      8,750 New York Times Co Class A                                    359,013
      6,540 RR Donnelley & Sons Co                                       182,074
     16,260 Tribune Co                                                   685,196
                                                                      $3,711,046

RAILROADS --- 0.4%
     21,150 Burlington Northern Santa Fe Corp                            621,810
     11,490 CSX Corp                                                     402,954
     20,730 Norfolk Southern Corp                                        409,210
     13,320 Union Pacific Corp                                           757,775
                                                                      $2,191,749

RESTAURANTS --- 0.5%
      6,440 Darden Restaurants Inc                                       175,876
     70,650 McDonald's Corp                                            1,942,875
     20,400 Starbucks Corp*                                              394,740
      7,877 Tricon Global Restaurants Inc*                               353,047
      6,140 Wendy's International Inc                                    155,526
                                                                      $3,022,064

RETAIL --- 6.3%
     22,057 Albertson's Inc                                              736,704
      6,140 AutoZone Inc*                                                192,428
     15,400 Bed Bath & Beyond Inc*                                       436,128
     11,200 Best Buy Co Inc*                                             616,560
     21,110 CVS Corp                                                   1,244,435
     11,110 Circuit City Stores-Circuit City Group                       167,206
      6,050 Consolidated Stores Corp*                                     66,550
     24,150 Costco Wholesale Corp*                                       843,560
      4,790 Dillard's Inc Class A                                         81,143
     17,827 Dollar General Corp                                          294,146
     10,710 Federated Department Stores Inc*                             460,316
     45,780 Gap Inc                                                    1,268,564
    124,760 Home Depot Inc                                             5,876,196
     14,120 JC Penney Co Inc                                             286,071
     26,130 Kmart Corp*                                                  261,300
     17,870 Kohl's Corp*                                               1,091,142
     44,100 Kroger Co*                                                   996,219
     22,946 Limited Inc                                                  388,246
      2,020 Longs Drug Stores Corp                                        59,893
     20,630 Lowe's Cos Inc                                             1,299,690
     16,045 May Department Stores Co                                     597,676
      7,230 Nordstrom Inc                                                132,960
     16,090 Office Depot Inc*                                            152,855
     10,020 RadioShack Corp                                              306,913
     27,000 Safeway Inc*                                               1,466,100
     18,010 Sears Roebuck & Co                                           663,669
     24,420 Staples Inc*                                                 397,313
     15,040 TJX Cos Inc                                                  471,203
     48,260 Target Corp                                                1,855,597
      7,800 Tiffany & Co                                                 252,876
     10,640 Toys R Us Inc*                                               263,872
    240,620 Wal-Mart Stores Inc                                       12,449,679
     54,720 Walgreen Co                                                2,340,922
      7,580 Winn-Dixie Stores Inc                                        239,301
                                                                     $38,257,433

SAVINGS & LOANS --- 0.4%
     11,185 Charter One Financial Inc                                    327,721
      8,530 Golden West Financial Corp                                   500,711
     31,353 Washington Mutual Inc                                      1,565,455
                                                                      $2,393,887

SHOES --- 0.1%
     14,520 NIKE Inc Class B                                             607,081
      3,040 Reebok International Ltd*                                     77,915
                                                                        $684,996

SPECIALIZED SERVICES --- 0.6%
     41,439 Cendant Corp*                                                735,128
      9,152 Convergys Corp*                                              334,048
      6,830 Ecolab Inc                                                   258,379
      4,910 H&R Block Inc                                                270,050
     15,810 IMS Health Inc                                               433,985
     16,560 Interpublic Group of Cos Inc                                 562,212
      2,160 National Service Industries Inc                               52,056
      9,520 Omnicom Group Inc                                            836,332
      9,600 Robert Half International Inc*                               266,880
                                                                      $3,749,070

TELEPHONE & TELECOMMUNICATIONS --- 5.5%
     16,870 ALLTEL Corp                                                  921,271
    202,536 AT&T Corp                                                  4,512,502
    100,870 BellSouth Corp                                             4,232,505
      7,590 CenturyTel Inc                                               206,296
     14,310 Citizens Communications Co*                                  164,565
     47,741 Global Crossing Ltd*                                         598,195
     89,219 Qwest Communications International Inc*                    3,649,057
    182,353 SBC Communications Inc                                     7,522,061
     47,650 Sprint Corp                                                1,018,757
    145,558 Verizon Communications                                     8,015,879
    155,109 WorldCom Inc*                                              2,830,739
                                                                     $33,671,827

TEXTILES --- 0.1%
      2,770 Liz Claiborne Inc                                            136,173
      6,140 VF Corp                                                      249,223
                                                                        $385,396

TOBACCO --- 1.0%
    119,780 Philip Morris Cos Inc                                      6,002,176
      8,740 UST Inc                                                      263,074
                                                                      $6,265,250

TOYS --- 0.1%
      9,305 Hasbro Inc                                                   113,986
     23,020 Mattel Inc                                                   371,773
                                                                        $485,759

TRANSPORTATION --- 0.1%
     15,938 FedEx Corp*                                                  670,512
      3,180 Ryder System Inc                                              62,996
                                                                        $733,508

UTILITIES --- 1.3%
     17,400 Dynegy Inc Class A                                         1,006,590
     26,780 El Paso Corp                                               1,842,464
     40,220 Enron Corp                                                 2,522,598
      7,260 KeySpan Corp                                                 288,222
      6,170 Kinder Morgan Inc                                            362,179
      2,440 NICOR Inc                                                     95,624
     11,008 NiSource Inc                                                 327,708
      1,510 ONEOK Inc                                                     65,262
      1,840 Peoples Energy Corp                                           73,140
     11,035 Sempra Energy                                                305,338
     26,040 Williams Cos Inc                                           1,098,107
                                                                      $7,987,232

TOTAL COMMON STOCK --- 99.1%                                        $603,515,019
(Cost $513,521,142)

SHORT-TERM INVESTMENTS

INSURANCE RELATED --- 0.8%
  5,004,000 American General Finance Corp                              5,004,000
                                                                      $5,004,000

U.S. GOVERNMENTS --- 0.1%
    400,000 United States of America (1)                                 397,808
                                                                        $397,808

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                 $5,401,808
(Cost $5,401,808)

TOTAL ORCHARD S&P 500 INDEX (R) FUND --- 100.0%                     $608,916,827
(Cost $518,922,950)


The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 3.1%
      1,390 Boeing Co                                                     85,902
                                                                         $85,902

AGENCY --- 6.0%
      1,030 Fannie Mae (nonvtg)                                           82,668
      1,260 Freddie Mac                                                   82,908
                                                                        $165,576

BANKS --- 12.9%
      1,415 Bank of America Corp                                          79,240
      1,325 Comerica Inc                                                  68,145
      1,675 FleetBoston Financial Corp                                    64,270
      1,055 SunTrust Banks Inc                                            66,993
      3,700 US Bancorp                                                    78,366
                                                                        $357,014

CHEMICALS --- 5.4%
      1,805 Air Products & Chemicals Inc                                  77,597
      1,325 PPG Industries Inc                                            70,424
                                                                        $148,021

COMPUTER HARDWARE & SYSTEMS --- 1.7%
      2,755 Compaq Computer Corp                                          48,213
                                                                         $48,213

COMPUTER SOFTWARE & SERVICES --- 2.9%
      1,230 Electronic Data Systems Corp                                  79,335
                                                                         $79,335

ELECTRIC COMPANIES --- 3.1%
      1,250 Dominion Resources Inc                                        85,613
                                                                         $85,613

ELECTRONIC INSTRUMENTS & EQUIP --- 2.5%
      1,040 Emerson Electric Co                                           69,316
                                                                         $69,316

FINANCIAL SERVICES --- 3.1%
      1,760 Citigroup Inc                                                 86,504
                                                                         $86,504

HEALTH CARE RELATED --- 4.8%
      1,095 Bristol-Myers Squibb Co                                       61,320
        735 Johnson & Johnson                                             70,913
                                                                        $132,233

INSURANCE RELATED --- 10.6%
      2,455 Allstate Corp                                                102,492
        570 CIGNA Corp                                                    60,819
        955 Chubb Corp                                                    63,746
      1,435 Lincoln National Corp                                         66,240
                                                                        $293,297

MANUFACTURING --- 2.4%
      1,255 Tyco International Ltd                                        66,979
                                                                         $66,979

MEDICAL PRODUCTS --- 2.5%
        770 Baxter International Inc                                      70,186
                                                                         $70,186

OIL & GAS --- 13.5%
      1,745 Baker Hughes Inc                                              68,561
      1,345 Halliburton Co                                                58,117
      1,265 Phillips Petroleum Co                                         75,394
      1,055 Schlumberger Ltd                                              69,947
      1,866 Transocean Sedco Forex Inc                                   101,286
                                                                        $373,305

PERSONAL LOANS --- 3.5%
      1,490 Household International Inc                                   95,390
                                                                         $95,390

PHARMACEUTICALS --- 2.5%
        895 Merck & Co Inc                                                67,993
                                                                         $67,993

RAILROADS --- 2.6%
      1,275 Union Pacific Corp                                            72,535
                                                                         $72,535

RETAIL --- 2.5%
      2,160 TJX Cos Inc                                                   67,673
                                                                         $67,673

SAVINGS & LOANS --- 2.6%
      1,420 Washington Mutual Inc                                         70,901
                                                                         $70,901

SHOES --- 2.2%
      1,465 NIKE Inc Class B                                              61,252
                                                                         $61,252

TELEPHONE & TELECOMMUNICATIONS --- 6.5%
      1,540 BellSouth Corp                                                64,618
      1,220 SBC Communications Inc                                        50,325
      1,170 Verizon Communications                                        64,432
                                                                        $179,375

TOYS --- 3.1%
      5,270 Mattel Inc                                                    85,111
                                                                         $85,111

TOTAL COMMON STOCK --- 100.0%                                         $2,761,724
(Cost $2,598,500)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $2,761,724
(Cost $2,598,500)